WACHOVIA EXECUTIVE EQUITY FUND

                              INSTITUTIONAL SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


                                   Prospectus
                               November 15, 1999


                          [WACHOVIA LOGO APPEARS HERE]

                          NOT PART OF THE PROSPECTUS


PROSPECTUS

Wachovia Executive Equity Fund

The Wachovia Funds

INSTITUTIONAL SHARES

The Fund is a suitable investment for institutions seeking to fund non-qualified deferred compensation plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS
Fund Goal, Strategies and Risk                            1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Main Investment Techniques?           4
What are the Specific Risks of Investing in the Fund?     4
What do Shares Cost?                                      5
How are the Fund's Shares Sold?                           6
How to Purchase Shares                                    6
How to Redeem Shares                                      6
Account and Share Information                             7
Who Manages the Fund?                                     7
Financial Information                                    10


NOVEMBER 15, 1999

Fund Goal, Strategies and Risk

WHAT ARE THE FUND'S INVESTMENT GOALS?

The Fund's primary goal is to seek high total returns from a portfolio of equity securities that provides diversification across market sectors. The Fund's secondary goal is to seek to increase the after- tax returns of shareholders that are taxable corporations by using various tax reduction strategies.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment goal by investing primarily in a diversified portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser, Wachovia Asset Management (Wachovia), establishes market sectors and manages the allocation of the Fund's assets among those market sectors. From time to time, Wachovia may add or remove market sectors and reallocate among sectors. The criteria the Adviser will use in doing the reallocation among market sectors may include, but is not limited to: the expected rate of return of each sector relative to other sectors, the perceived riskiness of each sector, and the correlation of returns among the sectors. Wachovia intends to employ multiple investment sub-advisers to manage assets allocated to specific market sectors and may add or remove sub-advisers to or from the management of the Fund. Wachovia and the sub-advisers are sometimes called "managers."

  Wachovia has initially established the following domestic market sectors--core equity, large-cap value, large-cap growth, small- cap value and small-cap growth, and an international equity market sector. Wachovia has selected, and the Fund's Board has approved, sub-advisers for the segments of the Fund's portfolio invested in the large-cap value, large-cap growth, small-cap growth and international market sectors. Once the Fund has sufficient assets for it to be economically viable, assets will be allocated to sub-advisers as discussed below. Wachovia will manage the remainder of the Fund's portfolio.

  Wachovia uses various strategies to manage the composition of returns and thereby seek to increase the after-tax returns of shareholders that are taxable corporations. Successful application of these strategies will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Core Equity Strategy

Wachovia manages the segment of the Fund's portfolio allocated to core equity investments comprised of a mix of equity securities from issuers in all economic sectors (basic materials, capital goods, etc.) with a market capitalization in excess of $1 billion. Under normal conditions, such securities will comprise from 25% to 55% of the Fund's portfolio. Wachovia selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

  Wachovia's universe of approximately 1,000 stocks is created by screening stocks traded on U.S. exchanges for investment grade debt ratings or equivalent quality ratings and market capitalization of one billion dollars or more. Sorted by economic sector for team management, the stocks are then evaluated for selection through disciplined consideration of investment criteria:


 Valuation                   Wachovia's appraisal of company's intrinsic value
                             incorporating measures of free cash flow, expected
                             growth, business quality and financial strength;
Forecast                     Alpha A forecast of stock performance based on a
                             dynamic multi-factor model that considers both
                             value and growth measures;
Strategic Outlook            A top-down perspective that identified economic,
                             political and social trends influencing prospects
                             for growth; and
Price                        Trends Analysis of stock price performance relative
                             to the market and other stocks in the same sector
                             and industry.

Large-Cap Growth Strategy

Alliance Capital Management L.P. (Alliance) sub-advises the segment of the Fund's portfolio allocated to large-cap growth stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Large cap equities are defined as securities of any company with assets in excess of $5 billion. Alliance applies a "disciplined growth" strategy that uses its fundamental and quantitative security scoring system for stock selection. With this approach, Alliance attempts to consistently outperform growth benchmarks and to significantly outperform the Standard & Poor's 500 Composite Stock Price Index (Standard & Poor's 500 Index) over time. Alliance seeks to identify and invest in companies with relative earnings strength at an early stage and at a reasonable price. To achieve this goal, Alliance applies a disciplined approach which relies on original fundamental research.

  The emphasis of the "disciplined growth" process is on stock selection. Alliance strives to identify and invest in companies which offer the best available combination of strong relative earnings growth (its primary focus) and attractive valuation. It attempts to control style and industry risks relative to growth stock benchmarks. Alliance's internal fundamental research team employs a quantitative methodology to rank the relative attractiveness of each stock in its primary research universe, which consists of 500 stocks. The portfolio is concentrated in the highest ranking stocks, and individual holdings and position sizes are determined by the management team after debating their respective investment merits and contribution to portfolio risk.

Large-Cap Value Strategy

Federated Investment Management Company (Federated) sub- advises the segment of the Fund's portfolio allocated to large-cap value stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Federated invests primarily in equity securities of companies that are typically leaders in their industries, characterized by sound management and the ability to finance expected growth. It attempts to identify good long-term values through disciplined investing and careful fundamental research. Stocks selected will typically be in large capitalization companies that are in the top 25% of their industries with regard to revenues.

  Federated ranks the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To determine the timing of purchases and sales of portfolio securities, Federated looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, Federated performs traditional fundamental analysis to select the most promising companies.

  Companies with similar characteristics may be grouped together in broad categories called sectors. Federated attempts to diversify its segment of the Fund's investments, limiting its segment's risk exposure with respect to individual securities and industry sectors. In determining the amount to invest in a security, and in order to manage sector risk, Federated attempts to limit the exposure of its segment of the Fund's portfolio to each major sector in the Standard & Poor's 500 Index. As a general matter, sector allocation will be not less than 50% nor more than 200% of the Index's allocation to that sector.

Small-Cap Growth Strategy

Loomis, Sayles & Company, L.P. (Loomis Sayles) sub-advises the segment of the Fund's portfolio allocated to small-cap growth stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Loomis Sayles primarily invests at least 65% of its segment in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total segment in larger companies. The Russell 2000 Index currently is comprised of companies with market capitalizations between $1.78 million and $1.35 billion. Loomis Sayles may invest any portion of the segment's assets in Canadian securities and up to 20% of the segment's assets in the securities of issuers headquartered outside the United States and Canada. Loomis Sayles selects stocks with a bottom-up, fundamental research driven process. Emphasis is placed on visiting portfolio candidates prior to purchase with continuing contact during the investment holding period. Candidates for investment generally have the following characteristics:

 .   The company offers new or distinctive products, services or technologies;
 .   Market share leaders or gaining share rapidly due to their product positioning;
 .   The company is typically expected to generate earnings growth of at least
    20% per annum driven by both strong sales and improving profitability; and
 .   A strong, experienced management team with the vision and capability to grow into a large, profitable organization.

After a purchase candidate is identified, a determination of current valuation and appreciation potential is made based upon estimates of future earnings and earnings growth as well as the consistency of earnings growth. A price-earnings to growth rate analysis is utilized to determine the attractiveness of a company's current valuation. In addition to these earnings momentum tests, the team considers other factors, such as earnings surprises, cash flows, return on equity and assets and the quality of the company's management when determining whether a company should be included in the portfolio. Securities are eliminated when signs of slowing growth become apparent.

Small-Cap Value Strategy

Wachovia manages the segment of the Fund's portfolio allocated to small-cap value stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Wachovia looks for significantly undervalued companies that it believes have the potential for above-average growth, commensurate with increased risk. Investments are typically made in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, Wachovia intends to invest at least 65% of this segment of Fund assets in stocks of companies that have a market value capitalization of $1 billion or less.

 Wachovia may invest up to 20% of this segment in foreign securities.

International Strategy

INVESCO Global Asset Management (N.A.), Inc. (INVESCO) sub-advises the segment of the Fund's portfolio allocated to international securities, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. There are four cornerstones of INVESCO's investment approach. First, securities are selected on a "bottom-up" basis; INVESCO selects individual companies rather than countries, themes, or industry groups.

  Second, INVESCO conducts financial analysis on a broad universe of over 2,200 non-U.S. companies located in over 30 countries whose key financial data INVESCO has adjusted to be comparable across borders and currencies. INVESCO believes that it is only through the use of such comparable data that the relative attractiveness of companies around the world can be assessed in an unbiased way. This comparable financial data is used in a financial screening process which results in a relative valuation ranking of the universe of stocks.

  Third, INVESCO believes that fundamental company research is enhanced by using local investment professionals. INVESCO's truly global presence allows it to use over 100 of INVESCO's own international specialists, located in Asia and Europe, to conduct such fundamental corporate research. This fundamental research is conducted on the 350-400 most attractive stocks from its universe.

  Finally, INVESCO considers the overall diversification and risk of the portfolio relative to the clients' benchmarks through a broad quantitative approach rather than resorting to less sophisticated geographical or industry constraints. The benchmark for the Fund is Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. It is expected that this risk management and diversification approach will result in approximately 50-60 stocks in INVESCO's segment of the Fund's portfolio.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual stocks or general changes in stock valuations.

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

  The Fund is also subject to the risk that its managers will not succeed in attempting to minimize net realized capital gains or, conversely, that the Fund will not have any realized or unrealized capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)............       None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
 proceeds, as applicable).......................................................................       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a
 percentage of offering price)..................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................       None
Exchange Fee....................................................................................       None


Annual Fund Operating Expenses/1/ Expenses that are Deducted from Fund Assets
(as a percentage of average net assets)
Management Fee..................................................................................     0.95%
Distribution (12b-1) Fee........................................................................     None
Shareholder Services Fee........................................................................     None
Other Expenses..................................................................................     0.69%
Total Annual Institutional Shares Operating Expenses (Before Waiver)............................     1.64%
Waiver/Reimbursement of Fund Expenses...........................................................     0.59%
Total Actual Annual Fund Operating Expenses (After Waiver)......................................     1.05%
-------------------------------------------------------------------------------------------------------------


/1/ Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from September 1, 1999 through October 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                  1 Year          3 Years
--------------------------------------------------------------------------------------------
Executive Equity Fund                                             $107             $517
--------------------------------------------------------------------------------------------

What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or other distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 .   it is organized under the laws of, or has a principal office located in, another country;
 .   the principal trading market for its securities is in another country; or
 .   it (or its subsidiaries) derived in its most current fiscal year at least
    50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

TAX MANAGEMENT TECHNIQUES


Wachovia will seek to enhance the Fund's after-tax return by allocating portfolio assets among the Fund's managers. The managers may utilize one or more of the following tax reduction techniques: minimizing portfolio turnover consistent with the Fund's primary objective; seeking to increase capital appreciation while minimizing realized capital gains, offsetting realized capital gains with realized capital losses, employing highest-in-first-out
(HIFO) tax lot accounting (i.e., selling first the shares that have the highest cost basis), and selling any security that has not met its expectations for total return (so as to realize a relatively small capital gain). However, the Fund and its managers are not obligated to use any of these particular techniques at any time. One of the managers, Federated, will not consider the Fund's secondary objective in making investment decisions, unless directed by Wachovia to do so with respect to certain securities.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

What are the Specific Risks of Investing in the Fund?

MULTI-MANAGER RISKS

Each segment of the Fund is managed independently of the others. Consequently, it is possible for the same security to be held simultaneously in different segments. It is also possible for the same security to be acquired by one sub-adviser while it is simultaneously being disposed of by another. Such trades will not be aggregated; this could result in the Fund incurring higher brokerage costs than a fund that is similarly managed with a single adviser.

EQUITY SECURITIES RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental developments, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns than do value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and that may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGING RISKS

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

TAXATION RISKS
Tax laws are subject to change. There is no assurance, for example, that the tax laws applicable to capital gains will not be modified in the future.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

What do Shares Cost?

You can purchase or redeem Shares any day on which Wachovia Bank, N.A. (Wachovia
Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing an investment is necessary to appraise its fair market value when a market price is unavailable.

  The required minimum initial investment amount in the Fund is $50 million. Subsequent investments must be at least $25,000.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Fund's Shares Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets Shares to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor may pay out of its assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank or through an Authorized Dealer.
 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK
Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in the account agreement.

  Orders must be received before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

THROUGH AN AUTHORIZED DEALER
Call your Authorized Dealer for specific instructions.

  Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined NAV.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25,000. Under this program, funds may be automatically withdrawn from your checking account and invested in Shares at the NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Redeem Shares

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank, through an Authorized Dealer, or directly from the Fund.

  All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.
  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:
 .   your redemption is to be sent to an address other than the address of record;
 .   your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .   a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .   to allow your purchase payment to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $25,000. Your account value must be at least $250,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES
The Fund does not issue Share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund declares and pays any dividends to shareholders quarterly. Dividends consist of the Fund's investment income (dividends and interest) less operating expenses. Fund dividends also include net realized short-term capital gains. Dividends are declared and paid to shareholders invested in the Fund on the record date for the dividend.

  In addition, the Fund distributes any net capital gain at least annually. Net capital gain is the excess of net long-term capital gains (realized long-term capital gains over realized long-term capital losses) over net realized short-term capital losses. Distributions of net capital gain are declared and paid to shareholders invested in the Fund on the record date therefor.

  Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions cause the account balance to fall below $5,000. Before an account is closed, the shareholder will be notified and given 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local income tax returns. Fund distributions, which are expected to be from dividends, interest and capital gains, are taxable to you whether paid in cash or reinvested in the Fund. Capital gain distributions qualify for treatment as long-term capital gains regardless of how long you have held your Shares.

  Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local income tax liability on redemptions.

TAX-SENSITIVE APPROACH TO INVESTING

When possible, Wachovia manages the allocation of Fund assets among the managers in an attempt to keep the Fund's net realized capital gains relatively low. Whenever the Fund sells a security from its portfolio, the difference between the price the Fund paid to acquire the security and the price at which it sells the security will be a capital gain (if the security has risen in value) or a capital loss (if the security has fallen in value). If the Fund has a net realized capital gain from all its sales of securities, it generally must distribute that amount to its shareholders to avoid having a tax liability. Shareholders are taxable on those distributions.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages two segments of the Fund's assets, including buying and selling portfolio securities. Subject to the Board's oversight, the investment adviser is also responsible for selecting sub-advisers to manage other segments of the Fund's assets, terminating agreements with sub-advisers, and allocating assets among the sub-advisers. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  The investment adviser receives an annual investment advisory fee equal to .95% of the Fund's average aggregate daily net assets. The investment adviser is responsible for compensating sub-advisers who manage segments of the Fund's assets.

  Subject to the review of the Fund's Board, the investment adviser oversees each sub-adviser to assure that it manages its segment in a manner consistent with the Fund's goal, policies, restrictions and applicable law. Due to its responsibility for overseeing the sub-advisers, the investment adviser has ultimate responsibility for the investment performance of the Fund and is responsible for recommending the hiring, termination and replacement of sub-advisers. Although the sub-advisers' activities are subject to oversight by the investment adviser, the Board and the Fund's officers, neither the investment adviser, the Board, nor the officers evaluate the investment merits of the sub-advisers' individual security selections.

  The investment adviser selects sub-advisers based on its continuing quantitative and qualitative evaluation of their skills and abilities in managing assets pursuant to particular investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating sub-advisers.

  The investment adviser has recommended, and the Fund's Board has approved, four sub-advisers, each of which manage a segment of the Fund's portfolio. Wachovia will begin to allocate assets among the sub-advisers when the Fund has sufficient assets for allocation to be economically viable. The investment adviser may, subject to review by the Board, reallocate assets among sub-advisers. The criteria the Adviser will use in doing the reallocation may include, but is not limited to, the expected after tax rate of return of each sector (sub-adviser) relative to other sectors (sub- advisers), the perceived riskiness of each sector, the liquidity inherent in each sector, the correlation of returns among the sectors, the net gain/loss position of each sub-adviser, and general market conditions. In addition, the Adviser will seek to allocate funds in a manner that results in a highly diversified portfolio.

  The Fund intends to seek an exemptive order from the Securities and Exchange Commission that would permit it to add new sub-advisers, without shareholder approval, and terminate or modify any sub-advisory agreement, subject to approval by the Fund's Board, without shareholder approval. In the event of the termination of a sub-advisory agreement, the investment adviser may either enter into a new sub-advisory agreement with a new sub-adviser to manage the segment, or reallocate the segment to existing sub-advisers. Within 90 days of the hiring of a new sub- adviser, the Fund will notify shareholders and provide them with information about the new sub-adviser.

SUB-ADVISERS

Alliance

Alliance Capital Management L.P. has been in the institutional money management business since 1971. As of March 31, 1999, it had approximately $301.4 billion in assets under management. Its address is 1345 Avenue of the Americas, New York, NY 10105.

Federated

Federated Investment Management Company is a registered investment adviser. As of December 31, 1998, it had over $111 billion in assets under management. Its address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Loomis Sayles

Loomis, Sayles & Company, L.P. has provided investment counsel to institutional and individual clients for over 73 years. As of June 30, 1999, it had over $69 billion in assets under management. Its address is One Financial Center, Boston, MA 02111-2660.

INVESCO
INVESCO Global Asset Management (N.A.), Inc. is a division of AMVESCAP PLC, which had over $280 billion in assets under management as of March 30, 1999. Its address is One Midtown Plaza, 1360 Peachtree Street, Suite 100, Atlanta, GA 30305.

PORTFOLIO MANAGERS

WACHOVIA

Core Equity Segment
Wachovia manages the core equity segment using seven teams of investment professionals.

Small-Cap Value Segment

Roger L. Glenski

Mr. Glenski is a Certified Public Accountant, Portfolio Manager and Assistant Vice President of the investment adviser. Mr. Glenski joined Wachovia in 1996, specializing in the valuation of closely- held businesses and small companies. Previously, Mr. Glenski was a staff accountant employed by the accounting firms of KPMG and Deloitte & Touche LLP in Chicago. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago.

Alliance

Jane M. Gould

Jane M. Gould is a Senior Vice President and Portfolio Manager with Alliance. Ms. Gould has been with Alliance since its inception in 1971. Ms. Gould is a graduate of Duke University, and has approximately 38 years of experience as an investment professional, 30 years of which have been devoted to managing equity investments.

Federated

Michael P. Donnelly

Mr. Donnelly joined Federated in 1989 as an Investment Analyst and is a Senior Portfolio Manager. He has been a Vice President of Federated since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his MBA from the University of Virginia.

Arthur J. Barry

Mr. Barry joined Federated in 1994 as an Investment Analyst and became a Portfolio Manager in 1997. He served as Assistant Vice President of Federated from 1997 through June 1998 and has been a Vice President since July 1998. Mr. Barry is a Chartered Financial Analyst. He earned his MSIA with concentrations in finance and accounting from Carnegie Mellon University.

INVESCO
INVESCO manages its segment of the Fund's portfolio using a team of nine investment professionals.


NOTES

Loomis Sayles

Christopher R. Ely

Philip C. Fine

David L. Smith

Messrs. Ely, Fine and Smith joined Loomis Sayles in 1996 as Vice Presidents and Portfolio Managers. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager and Messrs. Fine and Smith were Vice Presidents and Portfolio Managers of Keystone Investment Management Company, Inc.

Financial Information

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.
Wachovia Executive Equity Fund



The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information, call your investment professional or the Fund at 1-800- 994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http:// www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


WACHOVIA
EXECUTIVE EQUITY
FUND


A Portfolio of The Wachovia Funds

INSTITUTIONAL SHARES




SEC File Number: 811-6504
Cusip: 929901585

G02759-01 (11/99)


[RECYCLED LOGO APPEARS HERE]


NOVEMBER 15, 1999


                            NOT PART OF PROSPECTUS



                         WACHOVIA EXECUTIVE EQUITY FUND
                              INSTITUTIONAL SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


Addresses

WACHOVIA EXECUTIVE EQUITY FUND                     101 Greystone Boulevard
INSTITUTIONAL SHARES                               SC-9215
                               Columbia, SC 29226

DISTRIBUTOR                                        Federated Securities Corp.
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER                                 Wachovia Asset Management
                              100 North Main Street
                             Winston-Salem, NC 27101


CUSTODIAN                                          Wachovia Bank, N.A.
                             301 North Church Street
                             Winston-Salem, NC 27150

TRANSFER AGENT,                                    Federated Shareholder
DIVIDEND DISBURSING AGENT,                         Services Company
AND PORTFOLIO RECORDKEEPER                         Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779


COUNSEL TO                                         Kirkpatrick & Lockhart
LLP
THE WACHOVIA FUNDS                                 1800 Massachusetts Avenue,
NW
                                                   Washington, DC
20036-1800

COUNSEL TO                                         Piper & Marbury
L.L.P.
THE INDEPENDENT TRUSTEES                           1200 Nineteenth Street,
NW
                            Washington, DC 20036-2430

INDEPENDENT AUDITORS                               Ernst & Young LLP
                                One Oxford Centre
                         Pittsburgh, Pennsylvania 15219



November 15, 1999

[RECYCLED LOGO APPEARS HERE]

Cusip 929901585
G02759-01 (11/99)



                        WACHOVIA EXECUTIVE EQUITY FUND
                         INSTITUTIONAL SERVICE SHARES
                      (A Portfolio of The Wachovia Funds)



                                  Prospectus
                               November 15, 1999







                                                                 [WACHOVIA LOGO]



                            NOT PART OF PROSPECTUS


PROSPECTUS

Wachovia Executive Equity Fund

The Wachovia Funds

Institutional Service Shares
The Fund is a suitable investment for institutions seeking to fund non-qualified deferred compensation plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goal, Strategies and Risk                           1
What are the Fund's Fees and Expenses?                   3
What are the Fund's Main Investment Techniques?          4
What are the Specific Risks of Investing in the Fund?    4
What do Shares Cost?                                     5
How are the Fund's Shares Sold?                          6
How to Purchase Shares                                   6
How to Redeem Shares                                     6
Account and Share Information                            7
Who Manages the Fund?                                    7
Financial Information                                    9

NOVEMBER 15, 1999

Fund Goal, Strategies and Risk

What are the Fund's Investment Goals?

The Fund's primary goal is to seek high total returns from a portfolio of equity securities that provides diversification across market sectors. The Fund's secondary goal is to seek to increase the after- tax returns of shareholders that are taxable corporations by using various tax reduction strategies.

What is the Main Investment Strategy of the Fund?

The Fund pursues its investment goal by investing primarily in a diversified portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser, Wachovia Asset Management (Wachovia), establishes market sectors and manages the allocation of the Fund's assets among those market sectors. From time to time, Wachovia may add or remove market sectors and reallocate among sectors. The criteria the Adviser will use in doing the reallocation among market sectors may include, but is not limited to: the expected rate of return of each sector relative to other sectors, the perceived riskiness of each sector, and the correlation of returns among the sectors. Wachovia intends to employ multiple investment sub-advisers to manage assets allocated to specific market sectors and may add or remove sub-advisers to or from the management of the Fund. Wachovia and the sub-advisers are sometimes called "managers."

  Wachovia has initially established the following domestic market sectors--core equity, large-cap value, large-cap growth, small- cap value and small-cap growth, and an international equity market sector. Wachovia has selected, and the Fund's Board has approved, sub-advisers for the segments of the Fund's portfolio invested in the large-cap value, large-cap growth, small-cap growth and international market sectors. Once the Fund has sufficient assets for it to be economically viable, assets will be allocated to sub-advisers as discussed below. Wachovia will manage the remainder of the Fund's portfolio.

  Wachovia uses various strategies to manage the composition of returns and thereby seek to increase the after-tax returns of shareholders that are taxable corporations. Successful application of these strategies will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Core Equity Strategy

Wachovia manages the segment of the Fund's portfolio allocated to core equity investments comprised of a mix of equity securities from issuers in all economic sectors (basic materials, capital goods, etc.) with a market capitalization in excess of $1 billion. Under normal conditions, such securities will comprise from 25% to 55% of the Fund's portfolio. Wachovia selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

  Wachovia's universe of approximately 1,000 stocks is created by screening stocks traded on U.S. exchanges for investment grade debt ratings or equivalent quality ratings and market capitalization of one billion dollars or more. Sorted by economic sector for team management, the stocks are then evaluated for selection through disciplined consideration of investment criteria:

 Valuation                           Wachovia's appraisal of company's intrinsic
                                     value incorporating measures of free cash
                                     flow, expected growth, business quality and
                                     financial strength;
Forecast                             Alpha A forecast of stock performance based
                                     on a dynamic multi-factor model that
                                     considers both value and growth measures;
Strategic Outlook                    A top-down perspective that identified
                                     economic, political and social trends
                                     influencing prospects for growth; and
Price                                Trends Analysis of stock price performance
                                     relative to the market and other stocks in
                                     the same sector and industry.

Large-Cap Growth Strategy

Alliance Capital Management L.P. (Alliance) sub-advises the segment of the Fund's portfolio allocated to large-cap growth stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Large cap equities are defined as securities of any company with assets in excess of $5 billion. Alliance applies a "disciplined growth" strategy that uses its fundamental and quantitative security scoring system for stock selection. With this approach, Alliance attempts to consistently outperform growth benchmarks and to significantly outperform the Standard & Poor's 500 Composite Stock Price Index (Standard & Poor's 500 Index) over time. Alliance seeks to identify and invest in companies with relative earnings strength at an early stage and at a reasonable price. To achieve this goal, Alliance applies a disciplined approach which relies on original fundamental research.

  The emphasis of the "disciplined growth" process is on stock selection. Alliance strives to identify and invest in companies which offer the best available combination of strong relative earnings growth (its primary focus) and attractive valuation. It attempts to control style and industry risks relative to growth stock benchmarks. Alliance's internal fundamental research team employs a quantitative methodology to rank the relative attractiveness of each stock in its primary research universe, which consists of 500 stocks. The portfolio is concentrated in the highest ranking stocks, and individual holdings and position sizes are determined by the management team after debating their respective investment merits and contribution to portfolio risk.

Large-Cap Value Strategy

Federated Investment Management Company (Federated) sub- advises the segment of the Fund's portfolio allocated to large-cap value stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Federated invests primarily in equity securities of companies that are typically leaders in their industries, characterized by sound management and the ability to finance expected growth. It attempts to identify good long-term values through disciplined investing and careful fundamental research. Stocks selected will typically be in large capitalization companies that are in the top 25% of their industries with regard to revenues.

  Federated ranks the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To determine the timing of purchases and sales of portfolio securities, Federated looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, Federated performs traditional fundamental analysis to select the most promising companies.

  Companies with similar characteristics may be grouped together in broad categories called sectors. Federated attempts to diversify its segment of the Fund's investments, limiting its segment's risk exposure with respect to individual securities and industry sectors. In determining the amount to invest in a security, and in order to manage sector risk, Federated attempts to limit the exposure of its segment of the Fund's portfolio to each major sector in the Standard & Poor's 500 Index. As a general matter, sector allocation will be not less than 50% nor more than 200% of the Index's allocation to that sector.

Small-Cap Growth Strategy

Loomis, Sayles & Company, L.P. (Loomis Sayles) sub-advises the segment of the Fund's portfolio allocated to small-cap growth stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Loomis Sayles primarily invests at least 65% of its segment in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index and may invest up to 35% of its total segment in larger companies. The Russell 2000 Index currently is comprised of companies with market capitalizations between $1.78 million and $1.35 billion. Loomis Sayles may invest any portion of the segment's assets in Canadian securities and up to 20% of the segment's assets in the securities of issuers headquartered outside the United States and Canada. Loomis Sayles selects stocks with a bottom-up, fundamental research driven process. Emphasis is placed on visiting portfolio candidates prior to purchase with continuing contact during the investment holding period. Candidates for investment generally have the following characteristics:

 .  The company offers new or distinctive products, services or technologies;
 .  Market share leaders or gaining share rapidly due to their product positioning;
 .  The company is typically expected to generate earnings growth of at least 20%
   per annum driven by both strong sales and improving profitability; and . A strong, experienced management team with the vision and capability to grow into a large, profitable organization.

After a purchase candidate is identified, a determination of current valuation and appreciation potential is made based upon estimates of future earnings and earnings growth as well as the consistency of earnings growth. A price-earnings to growth rate analysis is utilized to determine the attractiveness of a company's current valuation. In addition to these earnings momentum tests, the team considers other factors, such as earnings surprises, cash flows, return on equity and assets and the quality of the company's management when determining whether a company should be included in the portfolio. Securities are eliminated when signs of slowing growth become apparent.

Small-Cap Value Strategy

Wachovia manages the segment of the Fund's portfolio allocated to small-cap value stocks, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. Wachovia looks for significantly undervalued companies that it believes have the potential for above-average growth, commensurate with increased risk. Investments are typically made in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, Wachovia intends to invest at least 65% of this segment of Fund assets in stocks of companies that have a market value capitalization of $1 billion or less.

 Wachovia may invest up to 20% of this segment in foreign securities.

International Strategy

INVESCO Global Asset Management (N.A.), Inc. (INVESCO) sub-advises the segment of the Fund's portfolio allocated to international securities, which under normal conditions will comprise from 0% to 30% of the Fund's portfolio. There are four cornerstones of INVESCO's investment approach. First, securities are selected on a "bottom-up" basis; INVESCO selects individual companies rather than countries, themes, or industry groups.

  Second, INVESCO conducts financial analysis on a broad universe of over 2,200 non-U.S. companies located in over 30 countries whose key financial data INVESCO has adjusted to be comparable across borders and currencies. INVESCO believes that it is only through the use of such comparable data that the relative attractiveness of companies around the world can be assessed in an unbiased way. This comparable financial data is used in a financial screening process which results in a relative valuation ranking of the universe of stocks.

  Third, INVESCO believes that fundamental company research is enhanced by using local investment professionals. INVESCO's truly global presence allows it to use over 100 of INVESCO's own international specialists, located in Asia and Europe, to conduct such fundamental corporate research. This fundamental research is conducted on the 350-400 most attractive stocks from its universe.

  Finally, INVESCO considers the overall diversification and risk of the portfolio relative to the clients' benchmarks through a broad quantitative approach rather than resorting to less sophisticated geographical or industry constraints. The benchmark for the Fund is Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE), an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. It is expected that this risk management and diversification approach will result in approximately 50-60 stocks in INVESCO's segment of the Fund's portfolio.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual stocks or general changes in stock valuations.

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

  The Fund is also subject to the risk that its managers will not succeed in attempting to minimize net realized capital gains or, conversely, that the Fund will not have any realized or unrealized capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

What are the Fund's Fees and Expenses?

This table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Service Shares (Shares).

Shareholder Fees
Fees Paid Directly From Your Investment
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,
as                 None
 applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage
of                     None
 offering price)
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                          None
Exchange
Fee
None

Annual Fund Operating Expenses/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee
0.95%
Distribution (12b-1)
Fee                                                                                                    None
Shareholder Services
Fee                                                                                                    0.25%
Other
Expenses
0.69%
Total Annual Institutional Services Shares Operating Expenses (Before
Waiver)                                               1.89%
Waiver of Fund
Expenses                                                                                                     0.59%
Total Actual Annual Fund Operating Expenses (After
Waiver)                                                                  1.30%
---------------------------------------------------------------------------------------------------------------------------------

/1/Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from September 1, 1999 through October 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
                                                         1 Year        3 Years
Executive Equity Fund                                     $132           $594

What are the Fund's Main Investments
and Investment Techniques?

Equity Securities

Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or other distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
 .  it is organized under the laws of, or has a principal office located in, another country;
 .  the principal trading market for its securities is in another country; or it
   (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Tax Management Techniques

Wachovia is solely responsible for attempting to achieve the Fund's secondary objective. Wachovia will seek to enhance the Fund's after-tax return by allocating portfolio assets among the Fund's managers. The managers may utilize one or more of the following tax reduction techniques: minimizing portfolio turnover consistent with the Fund's primary objective; seeking to increase capital appreciation while minimizing realized capital gains, offsetting realized capital gains with realized capital losses, employing highest-in-first-out (HIFO) tax lot accounting (i.e., selling first the shares that have the highest cost basis), and selling any security that has not met its expectations for total return (so as to realize a relatively small capital gain). However, the Fund and its managers are not obligated to use any of these particular techniques at any time.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

What are the Specific Risks of Investing in the Fund?

Multi-Manager Risks

Each segment of the Fund is managed independently of the others. Consequently, it is possible for the same security to be held simultaneously in different segments. It is also possible for the same security to be acquired by one sub-adviser while it is simultaneously being disposed of by another. Such trades will not be aggregated; this could result in the Fund incurring higher brokerage costs than a fund that is similarly managed with a single adviser.

Equity Securities Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Risks Related to Investing for Growth and Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental developments, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns than do value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and that may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leveraging Risks

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

Securities Lending Risks

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Taxation Risks
Tax laws are subject to change. There is no assurance, for example, that the tax laws applicable to capital gains will not be modified in the future.

Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the investment adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

What do Shares Cost?

You can purchase or redeem Shares any day on which Wachovia Bank, N.A. (Wachovia
Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing an investment is necessary to appraise its fair market value when a market price is unavailable.

  The required minimum initial investment amount in the Fund is $50 million. Subsequent investments must be at least $25,000.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Fund's Shares Sold?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets Shares to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor may pay out of its assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank or through an Authorized Dealer.
 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

Through the Trust Division of Wachovia Bank
Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in the account agreement.

  Orders must be received before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

Through an Authorized Dealer
Call your Authorized Dealer for specific instructions.

  Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined NAV.

Systematic Investment Program

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25,000. Under this program, funds may be automatically withdrawn from your checking account and invested in Shares at the NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Redeem Shares

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank, through an Authorized Dealer, or directly from the Fund.

  All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.
  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption is to be sent to an address other than the address of record; . your redemption is to be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds
Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
 .  to allow your purchase payment to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $25,000. Your account value must be at least $250,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

Share Certificates
The Fund does not issue Share certificates.

Account and Share Information

Confirmations and Account Statements

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

Dividends and Capital Gain Distributions

The Fund declares and pays any dividends to shareholders quarterly. Dividends consist of the Fund's investment income (dividends and interest) less operating expenses. Fund dividends also include net realized short-term capital gains. Dividends are declared and paid to shareholders invested in the Fund on the record date for the dividend.

  In addition, the Fund distributes any net capital gain at least annually. Net capital gain is the excess of net long-term capital gains (realized long-term capital gains over realized long-term capital losses) over net realized short-term capital losses. Distributions of net capital gain are declared and paid to shareholders invested in the Fund on the record date therefor.

  Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

Accounts With Low Balances

Non-retirement accounts may be closed if redemptions cause the account balance to fall below $5,000. Before an account is closed, the shareholder will be notified and given 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local income tax returns. Fund distributions, which are expected to be from dividends, interest and capital gains, are taxable to you whether paid in cash or reinvested in the Fund. Capital gain distributions qualify for treatment as long-term capital gains regardless of how long you have held your Shares.

  Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local income tax liability on redemptions.

Tax-Sensitive Approach to Investing

When possible, Wachovia manages the allocation of Fund assets among the managers in an attempt to keep the Fund's net realized capital gains relatively low. Whenever the Fund sells a security from its portfolio, the difference between the price the Fund paid to acquire the security and the price at which it sells the security will be a capital gain (if the security has risen in value) or a capital loss (if the security has fallen in value). If the Fund has a net realized capital gain from all its sales of securities, it generally must distribute that amount to its shareholders to avoid having a tax liability. Shareholders are taxable on those distributions.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages two segments of the Fund's assets, including buying and selling portfolio securities. Subject to the Board's oversight, the investment adviser is also responsible for selecting sub-advisers to manage other segments of the Fund's assets, terminating agreements with sub-advisers, and allocating assets among the sub-advisers. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  The investment adviser receives an annual investment advisory fee equal to .95% of the Fund's average aggregate daily net assets. The investment adviser is responsible for compensating sub-advisers who manage segments of the Fund's assets.

  Subject to the review of the Fund's Board, the investment adviser oversees each sub-adviser to assure that it manages its segment in a manner consistent with the Fund's goal, policies, restrictions and applicable law. Due to its responsibility for overseeing the sub-advisers, the investment adviser has ultimate responsibility for the investment performance of the Fund and is responsible for recommending the hiring, termination and replacement of sub-advisers. Although the sub-advisers' activities are subject to oversight by the investment adviser, the Board and the Fund's officers, neither the investment adviser, the Board, nor the officers evaluate the investment merits of the sub-advisers' individual security selections.

  The investment adviser selects sub-advisers based on its continuing quantitative and qualitative evaluation of their skills and abilities in managing assets pursuant to particular investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating sub-advisers.

  The investment adviser has recommended, and the Fund's Board has approved, four sub-advisers, each of which manage a segment of the Fund's portfolio. Wachovia will begin to allocate assets among the sub-advisers when the Fund has sufficient assets for allocation to be economically viable. The investment adviser may, subject to review by the Board, reallocate assets among sub-advisers. The criteria the Adviser will use in doing the reallocation may include, but is not limited to, the expected after tax rate of return of each sector (sub-adviser) relative to other sectors (sub- advisers), the perceived riskiness of each sector, the liquidity inherent in each sector, the correlation of returns among the sectors, the net gain/loss position of each sub-adviser, and general market conditions. In addition, the Adviser will seek to allocate funds in a manner that results in a highly diversified portfolio.

  The Fund intends to seek an exemptive order from the Securities and Exchange Commission that would permit it to add new sub-advisers, without shareholder approval, and terminate or modify any sub-advisory agreement, subject to approval by the Fund's Board, without shareholder approval. In the event of the termination of a sub-advisory agreement, the investment adviser may either enter into a new sub-advisory agreement with a new sub-adviser to manage the segment, or reallocate the segment to existing sub-advisers. Within 90 days of the hiring of a new sub- adviser, the Fund will notify shareholders and provide them with information about the new sub-adviser.

Sub-Advisers

Alliance

Alliance Capital Management L.P. has been in the institutional money management business since 1971. As of March 31, 1999, it had approximately $301.4 billion in assets under management. Its address is 1345 Avenue of the Americas, New York, NY 10105.

Federated

Federated Investment Management Company is a registered investment adviser. As of December 31, 1998, it had over $111 billion in assets under management. Its address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Loomis Sayles

Loomis, Sayles & Company, L.P. has provided investment counsel to institutional and individual clients for over 73 years. As of June 30, 1999, it had over $69 billion in assets under management. Its address is One Financial Center, Boston, MA 02111-2660.

INVESCO
INVESCO Global Asset Management (N.A.), Inc. is a division of AMVESCAP PLC, which had over $280 billion in assets under management as of March 30, 1999. Its address is One Midtown Plaza, 1360 Peachtree Street, Suite 100, Atlanta, GA 30305.

Portfolio Managers

Wachovia

Core Equity Segment
Wachovia manages the core equity segment using seven teams of investment professionals.

Small-Cap Value Segment

Roger L. Glenski

Mr. Glenski is a Certified Public Accountant, Portfolio Manager and Assistant Vice President of the investment adviser. Mr. Glenski joined Wachovia in 1996, specializing in the valuation of closely- held businesses and small companies. Previously, Mr. Glenski was a staff accountant employed by the accounting firms of KPMG and Deloitte & Touche LLP in Chicago. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago.

Alliance

Jane M. Gould

Jane M. Gould is a Senior Vice President and Portfolio Manager with Alliance. Ms. Gould has been with Alliance since its inception in 1971. Ms. Gould is a graduate of Duke University, and has approximately 38 years of experience as an investment professional, 30 years of which have been devoted to managing equity investments.

Federated

Michael P. Donnelly

Mr. Donnelly joined Federated in 1989 as an Investment Analyst and is a Senior Portfolio Manager. He has been a Vice President of Federated since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his MBA from the University of Virginia.

Arthur J. Barry

Mr. Barry joined Federated in 1994 as an Investment Analyst and became a Portfolio Manager in 1997. He served as Assistant Vice President of Federated from 1997 through June 1998 and has been a Vice President since July 1998. Mr. Barry is a Chartered Financial Analyst. He earned his MSIA with concentrations in finance and accounting from Carnegie Mellon University.

INVESCO
INVESCO manages its segment of the Fund's portfolio using a team of nine investment professionals.

Loomis Sayles

Christopher R. Ely

Philip C. Fine

David L. Smith

Messrs. Ely, Fine and Smith joined Loomis Sayles in 1996 as Vice Presidents and Portfolio Managers. Prior to joining Loomis Sayles, Mr. Ely was Senior Vice President and Portfolio Manager and Messrs. Fine and Smith were Vice Presidents and Portfolio Managers of Keystone Investment Management Company, Inc.

Financial Information

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.

Wachovia Executive Equity Fund

A Portfolio of The Wachovia Funds

Institutional Service Shares
NOVEMBER 15, 1999

The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information, call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



                                               WACHOVIA
                                               EXECUTIVE EQUITY
                                               FUND


                        A Portfolio of The Wachovia Funds



                          INSTITUTIONAL SERVICE SHARES

SEC File Number: 811-6504
Cusip: 929901593

G02759-02 (11/99)

NOT PART OF PROSPECTUS
(A Portfolio of The Wachovia Funds)



                        WACHOVIA EXECUTIVE EQUITY FUND

                         INSTITUTIONAL SERVICE SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


Addresses

WACHOVIA EXECUTIVE EQUITY FUND                                   101 Greystone Boulevard
INSTITUTIONAL SERVICE SHARES                                     SC-9215
                                                                 Columbia, SC 29226

DISTRIBUTOR                                                      Federated Securities Corp.
                                                                 Federated Investors Tower
                                                                 1001 Liberty Avenue
                                                                 Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER                                               Wachovia Asset Management
                                                                 100 North Main Street
                                                                 Winston-Salem, NC 27101

CUSTODIAN                                                        Wachovia Bank, N.A.
                                                                 301 North Church Street
                                                                 Winston-Salem, NC 27150

TRANSFER AGENT,                                                  Federated Shareholder
DIVIDEND DISBURSING AGENT,                                       Services Company
AND PORTFOLIO RECORDKEEPER                                       Federated Investors Tower
                                                                 1001 Liberty Avenue
                                                                 Pittsburgh, Pennsylvania 15222-3779

COUNSEL TO                                                       Kirkpatrick & Lockhart LLP
THE WACHOVIA FUNDS                                               1800 Massachusetts Avenue, NW
                                                                 Washington, DC 20036-1800

COUNSEL TO                                                       Piper & Marbury L.L.P.
THE INDEPENDENT TRUSTEES                                         1200 Nineteenth Street, NW
                                                                 Washington, DC 20036-2430

INDEPENDENT AUDITORS                                             Ernst & Young LLP
                                                                 One Oxford Centre
                                                                 Pittsburgh, Pennsylvania 15219




November 15, 1999                    [LOGO]                 Cusip 929901585
                                    RECYCLED                G02759-02 (11/99)


                                                THE WACHOVIA FUNDS
                                          Wachovia Executive Equity Fund

                                           Institutional Service Shares
                                               Institutional Shares






                                        Statement of Additional Information
                                                 November 15, 1999




      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Wachovia Executive Equity Fund, dated November 15, 1999. You may obtain the prospectuses without charge by calling 1-800-994-4414.












   Contents
   How is the Fund Organized?                           1
   Securities Descriptions and Techniques
   1
   What do Shares Cost?                                 9
   How are the Fund's Shares Sold?                      9
   How to Buy Shares                                    10
   How to Redeem Shares                                 10
   Account and Share Information                        10
   Tax Information                                      10
   Who Manages and Provides Services to the Fund?
   12
   How Does the Fund Measure Performance?               15
                               Investment Ratings
                                       17
     Addresses                                     Back Cover









      Federated Securities Corp., Distributor,
      A subsidiary of Federated Investors, Inc.
      G02308-08(11/99)
      Cusip 929901593
      Cusip 929901585

28

HOW IS THE FUND ORGANIZED?

The Wachovia Funds (Trust) is an open-end, management investment company established under the laws of the Commonwealth of Massachusetts on November 19, 1991. The Trust offers separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from The Biltmore Funds on July 31, 1997. The Wachovia Executive Equity Fund (Fund) is a professionally managed, diversified series of the Trust. The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Institutional Shares (Shares). This SAI relates to both classes of Shares.

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or A = Acceptable (but not principal) investment of the Fund.

------------------------------------------------------ --------------------
Securities                                              Executive Equity
                                                              Fund
------------------------------------------------------
------------------------------------------------------ --------------------
American Depositary Receipts (ADRs)                             A
------------------------------------------------------
------------------------------------------------------ --------------------
Banking Instruments                                             A
------------------------------------------------------
------------------------------------------------------ --------------------
Commercial Paper                                                A
------------------------------------------------------
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Common Stocks                                                   P
------------------------------------------------------ --------------------
------------------------------------------------------
Convertible Securities                                          A
------------------------------------------------------
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Corporate Debt Securities                                       A
------------------------------------------------------ --------------------
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European Depositary Receipts (EDRs)1                            A
------------------------------------------------------ --------------------
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Foreign Securities                                              P
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Futures and Options Transactions                                A
------------------------------------------------------ --------------------
------------------------------------------------------
Global Depositary Receipts (GDRs)1                              A
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------------------------------------------------------ --------------------
Lending of Portfolio Securities                                 A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Money Market Instruments                                        A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Options on Financial Futures                                    A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Over the Counter (OTC) Options                                  A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Preferred Stocks                                                A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Repurchase Agreements                                           A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Restricted and Illiquid Securities                              A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Reverse Repurchase Agreements                                   A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Securities of Other Investment Companies                        A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Stock Index Futures and Options                                 A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
Temporary Investments                                           A
------------------------------------------------------ --------------------
------------------------------------------------------ --------------------
U.S. Government Obligations                                     A
------------------------------------------------------
------------------------------------------------------ --------------------
Variable Rate Demand Notes                                      A
------------------------------------------------------ --------------------
------------------------------------------------------
Warrants                                                        A
------------------------------------------------------ --------------------
When-Issued Transactions                                        A
------------------------------------------------------ --------------------

Securities Descriptions and Techniques
Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.
     Common Stocks
     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks
     Preferred stocks have the right to receive specified dividends before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. Warrants Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.
Fixed Income Securities
Fixed income securities pay interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a debt security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to common equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether its price is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Bank Instruments
     Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S.
     dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
     instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.
Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for or may be required to convert into common equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities typically have lower yields than comparable non-convertible fixed income securities. In addition, at the time a convertible security is issued, the effective conversion price typically exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics. Foreign Securities Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.
     Depositary Receipts
     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.
Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting transactions. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts:
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. Options Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may do one or more of the following: Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset or to adjust portfolio volatility to more closely match the objectives of that sector of the fund.. Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset or to adjust portfolio volatility to more closely match the objectives of that sector of the fund.. Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions.

     Forward Currency Contracts
     A foreign currency exchange contract is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against future movements in foreign exchange rates. The Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or a foreign currency. Hybrid Instruments Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Special Transactions
     Repurchase Agreements
     A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment managers. The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment managers or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. When Issued Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

     Securities Lending
     The Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
     Securities lending activities are subject to market risks and credit risks. Asset Coverage
In order to secure its obligations in connection with certain derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. Investment Risks Stock Market Risks o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.
o The investment managers attempt to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts. Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment managers attempt to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.
Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income or preferred security relative to changes in interest rates.
Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.
o Fixed income securities generally compensate for greater credit risk by offering a higher yield. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Investment Limitations
         Issuing Senior Securities and Borrowing Money
         The Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Investing in Real Estate The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner. Investing in Commodities The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities. Underwriting The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Diversification of Investments
         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. Concentration of Investments The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. The Fund has adopted a related non-fundamental policy which provides that in applying the concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. Lending Cash or Securities The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
The above investment limitations cannot be changed without shareholder approval of a majority of the Fund's outstanding Shares as defined in the 1940 Act. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Investing in Securities of Other Investment Companies
         The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash. Purchases on Margin The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments. Pledging Assets The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities. Writing Covered Call Options The Fund will not write call options on securities, futures contracts or forward contracts unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment or unless the Fund has segregated cash equal to the current market value of the underlying instrument or the exercise price, whichever is applicable.
Investing in Illiquid Securities
         The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate 15% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the coming fiscal year. Determining Market Value of Securities Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. When prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in expenses incurred by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUND'S SHARES SOLD?

Under the Distributor's contract with the Fund, the Distributor, Federated Securities Corp., offers Shares on a continuous, best-efforts basis.

HOW TO BUY SHARES

Exchanging Securities for Shares
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO REDEEM SHARES

Redemption In Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each series of the Trust have equal voting rights, except that in matters affecting only the Fund or a particular class, only Shares of the Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

Federal Income Tax - Distributions and Redemptions
The Fund will be treated as a separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (Code), as amended. As long as the Fund distributes each year all of its net investment income and all of its net realized capital gains, the Fund is treated as a tax-free, pass-through entity. The Fund's shareholders are taxable on those distributions. If the foregoing requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax.

From the viewpoint of a Fund shareholder, there are three possible types of Fund income: o ordinary dividends, o capital gains dividends, and o undistributed capital gains. In addition, a Fund shareholder may experience unrealized price appreciation or depreciation.

Each year, the Fund will provide each shareholder with a statement (Form 1099-DIV) that breaks down the total income into each of these categories. "Ordinary dividends" are taxed to shareholders as ordinary income. They include dividends earned on Fund assets, plus net short-term capital gains realized on the Fund's sale of securities.

Generally, ordinary dividends received by a Fund shareholder that is taxed under Subchapter C of the Code (a taxable corporation) qualify for the 70% DRD to the extent the Fund designates the amount distributed as qualifying for the DRD (a DRD dividend). The Fund may designate as DRD dividends only the dividends it receives from domestic corporations. Certain restrictions, however, can reduce DRD dividends. For example, o If the aggregate dividends received by the Fund from domestic corporations is less than 75% of its gross income (computed without regard to realized capital gains), then the Fund's expenses must be apportioned ratably and the Fund can designate as DRD dividends only the amount of dividends received less a ratable portion of its expenses.
o If the Fund does not meet certain holding period requirements with respect to the underlying stock, the Fund cannot designate dividends received on that stock as a DRD dividend.
o If the Fund is obligated to make a payment in lieu of a dividend on a security sold short or corresponding payment with respect to a position in substantially similar or related property, the Fund cannot designate the dividend received as a qualifying DRD dividend.
o If the Fund receives a dividend on "debt-financed portfolio stock," as defined by the Code, the amount of the DRD may be reduced.
As noted above, ordinary dividends paid by the Fund from sources other than the dividends it receives from domestic corporations will not qualify for the DRD. Thus, any interest income, net short-term capital gain, and dividends received from foreign corporations included in the Fund's taxable income and distributed by it as an ordinary dividend will not qualify for the DRD. You should also note that availability of the DRD is subject to certain restrictions. For example, the deduction is eliminated unless you have held (or are deemed to have held) your Shares for at least 46 days in a substantially unhedged manner. The DRD may also be reduced to the extent interest paid or accrued by you is directly attributable to your investment in Fund shares. If your investment in the Fund is "debt financed" for these tax purposes, you should consult with your tax advisor concerning the availability of the DRD. "Capital gain dividends" are distributions of the Fund's net capital gain (the excess of net realized long-term capital gains over net realized short-term capital losses). Currently, capital gain dividends received by a taxable corporation are taxed at ordinary income tax rates. Pursuant to the Code, certain distributions that are declared in October, November or December but that, for operational reasons, may not be paid to Fund shareholders until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Redemptions of Fund shares are taxable events on which you may realize a gain or a loss. The Fund will inform you of the source of your dividends at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status thereof for federal income tax purposes. Certain futures and foreign currency contracts in which the Fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to the Fund. The Fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the Fund in accordance with the regulations under the Code, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed. If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisors regarding the applicability of U.S. withholding or other taxes on dividends received from the Fund and the application of foreign tax laws to these dividends. You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your Shares and to dividends and redemption proceeds received from the Fund. Foreign Investments If the Fund purchases foreign securities, its investment income and gains from these securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

The Fund may invest in the stock of certain foreign corporations that constitute passive foreign investment companies (PFICs). If so, it may be subject to Federal income tax upon disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

Board of Trustees
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for the Trust's most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia Funds are comprised of fifteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.




---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
       Position with Trust
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $26,400
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $26,400
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.             Real estate investor and partner; formerly, Vice Chairman,                $24,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------





---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $24,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Chancellor, Winston-Salem State University.                               $12,000
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               President, Chairman and CEO, The Beach Company and its various            $24,000
December 18, 1937                  affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  President and Chief Executive Officer, Federated Investors                $0
October 26, 1938                   Management Company; Executive Vice President, Secretary, General
Federated Investors Tower          Counsel, and Trustee, Federated Investors; Trustee, Federated
Pittsburgh, PA                     Services Company; and Director, Federated Securities Corp.
President and Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Peter J. Germain                   Senior Vice  President and Director of  Proprietary  Funds  Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
---------------------------------- ----------------------------------------------------------------------    -------------------

Investment Managers
The investment managers shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard their duties.

The Fund intends to seek an exemptive order from the SEC to permit the investment adviser, subject to certain conditions, to enter into new sub-advisory agreements, terminate existing sub-advisory agreements and amend the terms of any sub-advisory agreement, subject to Board approval, but without shareholder approval. The order would also permit the Fund to disclose the aggregate advisory fee paid by the investment adviser to unaffiliated sub-advisers.

The Adviser will monitor the diversification and concentration of the Fund by reviewing daily reports provided by the Fund's portfolio recordkeeper which aggregate the investments of all of the sub-advisers. The Adviser will take appropriate action, which may include directing sub-advisers to reduce their positions in a specific security, if it feels that the Fund is in danger of violating diversification requirements.

     Alliance Capital Management L.P. is an indirect, majority-owned subsidiary of The Equitable Life Assurance Society of the United States.

Federated Investment Management Company is an indirect, wholly-owned subsidiary of Federated Investors.

Loomis, Sayles & Company, L.P. is a Delaware limited partnership. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly owned subsidiary of Nvest Companies, L.P. Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company (Met Life), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the NYSE. Nvest Corporation is the sole general partner of Nvest L.P.

     INVESCO Global Asset Management (N.A.) is a division of AMVESCAP PLC, a publicly-owned company.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment managers look for prompt execution of the order at a favorable price. The investment managers will generally use firms that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment managers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment managers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment managers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment managers in advising other accounts. To the extent that receipt of these services may replace services for which the investment managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The investment managers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. However, it is possible for the Fund to pay a higher commission than another broker might have charged for the same transaction in recognition of services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment managers. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment managers to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Administrator
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Fund as specified below:

                   Maximum                  Average Aggregate Daily Net
               Administrative Fee               Assets of the Fund
                  .10 of 1%                     on the first $3.5 billion
                  .06 of 1%                 on assets in excess of $3.5 billion

Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Fund. Under the Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

Independent Public Accountants
Ernst & Young LLP are the independent auditors for the Fund.

Shareholder Services
The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of dividends and capital gain distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and capital gain distributions.

When Shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gain distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

     Russell 2000 Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     International Finance Corporation ("IFC") Emerging Market Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World
     Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC calculates both a "Global" and an "Investable" version of its index. The "Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975.

     Morgan Stanley Capital International ("MSCI") Emerging Markets Indices are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World
     Bank) in Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a "Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The "Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes).

     Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations in the United States, the DJIA index is a leading economic indicator for the stock market as a whole. Standard & Poor's 500 Stock Price Index (the "S&P Index"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing. NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Ratings Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.




ADDRESSES

The Wachovia Executive Equity Fund
Institutional Service Shares and                     101 Greystone Boulevard
Institutional Shares                                 SC-9215
                                                     Columbia, SC 29226

Distributor
Federated Securities Corp.                           Federated Investors Tower
                                                     1001 Liberty Avenue,
                                                     Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Wachovia Asset Management                            100 North Main Street
                                                     Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                  100 North Main Street
                                                     Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company               Federated Investors Tower
                                                     1001 Liberty Avenue
                                                     Pittsburgh, PA 15222-3779

Independent Auditors
Ernst & Young LLP                                    200 Clarendon Street
                                                     Boston, MA 02116

                     WACHOVIA EXECUTIVE FIXED INCOME FUND

                              INSTITUTIONAL SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


                                   Prospectus
                               November 15, 1999

                          [WACHOVIA LOGO APPEARS HERE]

PROSPECTUS

WACHOVIA EXECUTIVE FIXED INCOME FUND

The Wachovia Funds

INSTITUTIONAL SHARES

The Fund is a suitable investment for institutions seeking to fund non-qualified deferred compensation plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS
Fund Goal, Strategies and Risk                           1
What are the Fund's Fees and Expenses?                   2
What are the Fund's Main Investment Techniques?          3
What are the Specific Risks of Investing in the Fund?    4
What do Shares Cost?                                     5
How are the Fund's Shares Sold?                          6
How to Purchase Shares                                   6
How to Redeem Shares                                     6
Account and Share Information                            7
Who Manages the Fund?                                    7
Financial Information                                    9

NOVEMBER 15, 1999

FUND GOAL, STRATEGIES AND RISK

WHAT ARE THE FUND'S INVESTMENT GOALS?

The Fund's primary goal is to seek high total returns from a portfolio of fixed income securities that provides diversification across market sectors. The Fund's secondary goal is to seek to increase the after-tax returns of shareholders that are taxable corporations by using various tax reduction strategies.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment goal by investing primarily in a diversified portfolio of fixed income securities, including debt securities and preferred securities, such as traditional preferred stock eligible for the intercorporate dividends-received deduction (DRD), and related, fully taxable (or hybrid) securities. Under normal market conditions, the Fund intends to invest at least 65% of its assets in fixed income securities. The Fund's investment adviser, Wachovia Asset Management (Wachovia), establishes market sectors and manages the allocation of the Fund's assets among those market sectors. From time to time, Wachovia may add or remove market sectors and reallocate among sectors. The criteria the Adviser will use in doing the reallocation among market sectors may include, but is not limited to: the expected rate of return of each sector relative to other sectors, the perceived riskiness of each sector, and the correlation of returns among the sectors. Wachovia intends to employ multiple investment sub-advisers to manage assets allocated to specific market sectors and may add or remove sub-advisers to or from the management of the Fund. Wachovia and the sub-advisers are sometimes called "managers."

  Wachovia manages the allocation of the Fund's assets principally among domestic fixed income (core debt), preferred securities and securities below investment grade. Wachovia has selected, and the Fund's Board has approved, two sub-advisers. One sub-adviser manages the segment of the Fund's portfolio invested in preferred securities, which under normal conditions will comprise from 0% to 50% of the Fund's portfolio.

  The Fund uses various strategies to manage the composition of returns and thereby seek to increase the after-tax returns of shareholders that are taxable corporations. Successful application of these strategies will result in shareholders incurring capital gains when they ultimately sell their shares.

CORE DEBT STRATEGY

Wachovia manages the segment of the portfolio allocated to core debt securities. Wachovia selects primarily debt securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO), such as Standard and Poor's 500 (S&P) and Moody's Investors Services (Moody's) or, if unrated, are of comparable quality to securities with such ratings. Wachovia selects corporate bonds, asset- and mortgage-backed securities and U.S. government securities. Wachovia changes segment weightings in these types of investments as it thinks appropriate and uses fundamental macro-economic, credit and market analysis to select securities. Normally, Wachovia will maintain an average dollar-weighted maturity between 6 to 10 years in this segment.

  Wachovia's fixed income process is a multi-disciplined approach that is built on four critical activities--duration management, yield curve positioning, sector weighting, and security selection. The process begins by setting a duration target for the portfolio that is dependent on a careful analysis of the factors driving inflation and economic growth on both a domestic and global basis. Then, after considering a variety of maturity structures to meet the duration target, the portfolio is positioned to take advantage of locations on the yield curve where our interest rate opinion differs from that currently priced into the market. Portfolio sector weightings are determined through a careful analysis of current versus historical spreads, the technical supply/demand position of the market, and expected interest rate volatility. Sectors that are incorporated in the portfolio include U.S. Treasuries, federal agencies, corporates, mortgages, and asset-backed securities. Individual securities are analyzed and selected to provide the intended quality and investment characteristics for the portfolio strategy. Opportunities to take advantage of pricing disparities between similar securities are evaluated on a continual basis.

PREFERRED STOCKS AND RELATED SECURITIES STRATEGY

Flaherty & Crumrine Incorporated (F&C) manages the segment of the portfolio allocated to preferred stock and related securities. F&C utilizes a combination of quantitative models and opportunistic trading strategies. It seeks to attain superior returns through combining fixed-rate and adjustable-rate preferred securities with the mix changing over time in reflection of market conditions. F&C's portfolio managers perform extensive quantitative analysis, providing the basis of the security selection process and allowing the ranking of the various market sectors and securities within the market for preferred stocks and related preferred securities. F&C managers take several things into account in the selection of securities for purchase and sale. Their approach combines fundamental credit research on individual issuers; an analysis of supply/demand conditions for preferred securities among dealer firms, institutional investors, retail investors, and corporate securities issuers; an understanding of the unique terms and characteristics of each individual security; historic and prospective yield relationships between different issuers and market sectors; and a quantitative modeling of the interest rate and risk characteristics of each security. These quantitative modeling techniques are adapted from well-known statistical and term structure models developed by academicians.

  F&C's investments in preferred stocks and related securities will be primarily focused in the top four investment categories ("AAA" "AA"' "A", or "BBB" or equivalent) of a nationally recognized statistical rating organization, such as Moody's or S&P. In the absence of a formal rating, F&C may impute a rating using its best judgment in good faith. F&C will limit its investments in those securities where both Moody's and S&P rate the securities below their top four categories to a maximum of 15% of the assets under F&C supervision at the time of purchase.

  F&C also utilizes financial futures and options to modify the volatility and/or duration characteristics of the preferred securities portfolio to more closely match the objectives of that sector of the Fund. The objective of the futures/options hedge in the portfolio is either to modify the effective underlying duration of the preferred stock portfolio to make it more comparable to that of the core debt strategy and/or to maintain a "safety net" hedge via purchase of put options, in order to cushion against losses occasioned by large increases in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  Prices of fixed income and preferred securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities, and the dividends on fixed-rate preferred stocks and related securities, do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down.

  Debt securities rated below investment grade, also known as junk bonds, and preferred stock and related securities rated below investment grade, generally entail greater market, credit and liquidity risks than investment grade securities with comparable terms.

  Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries.

  The Fund is also subject to the risk that its managers will not succeed in attempting to minimize capital gains or, conversely, that the Fund will not have any realized or unrealized capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Shares (Shares).


Shareholder Fees                                                                           Institutional
Fees Paid Directly From Your Investment                                                    Shares
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).....  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).............................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions (as a percentage of offering price)........................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable........................  None
Exchange Fee.............................................................................  None

Annual Fund Operating Expenses/1/

Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)

Management Fee...........................................................................  0.70%
Distribution (12b-1) Fee.................................................................  None
Shareholder Services Fee.................................................................  None
Other Expense............................................................................  1.26%
Total Annual Institutional Service Shares Operating Expenses (Before Waiver).............  1.96%
Waiver/Reimbursement of Fund Expenses....................................................  1.16%
Total Actual Annual Fund Operating Expenses (After Waiver)...............................  0.80%

1 Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from September 1, 1999 through October 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated an then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


Institutional Shares                            1 Year       3 Years
--------------------------------------------------------------------
Executive Fixed Income Fund                        $82          $615
--------------------------------------------------------------------

WHAT ARE THE FUND'S MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

FIXED INCOME SECURITIES

The Fund invests primarily in fixed income securities. Fixed income securities pay interest or dividends at a specified rate. The rate may be contractually fixed or adjusted periodically with respect to interest rates or other economic variables. For debt securities, the issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are generally limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

PREFERRED STOCKS AND RELATED SECURITIES

Preferred securities have the right to receive specified dividends or interest (or other possible payments such as sinking fund payments) before the issuer makes payments on its common stock but after its senior securities are paid interest. Dividends or interest payments for most preferred securities are fixed, but the income from variable payment preferred stocks such as adjustable rate or auction rate issues may vary over time and may be exposed to the risk of value change. Generally, neither the suspension of dividend payments on preferred stocks nor the deferral of interest payments on related fixed income securities enables the holder of the security to invoke bankruptcy of the issuer. Also, for some preferred securities the payment of dividends or interest is non-cumulative. Some preferred securities may also participate in dividends on the issuer's common stock and may be convertible or exchangeable into common stock. Preferred securities may also permit the issuer to redeem the security. The Fund treats preferred stock and related securities as fixed income securities.

  Hybrid preferred securities are those preferred securities which are fully taxable to the investor, deductible for the issuer, and which receive substantial equity credit from the rating services and banking regulators in the determination of the issuer's credit ratings and equity capital ratios. Examples include Monthly Income Preferred Securities, Quarterly Income Debt Securities, Trust Originated Preferred Securities, and Capital Securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. In addition, subject to the receipt of an exemptive order from the Securities and Exchange Commission, Wachovia may invest the segment of the Fund's portfolio allocated to non-investment grade securities in an investment company advised by OFFITBANK. Any such investment would be made only in accordance with the conditions of the exemptive order, including any conditions relating to the treatment of applicable fees and expenses. Investment in this investment company would continue until the non-investment grade securities segment of the Fund's portfolio is large enough to make direct investment in such securities economically feasible as determined by Wachovia. OFFITBANK has been approved as a sub- adviser of the Fund for purposes of managing any such direct investments in non-investment grade securities.

CREDIT QUALITY AND INVESTMENT RATINGS

When the Fund invests in fixed income or preferred securities, most will be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Unrated securities will be determined by the investment managers to be of like quality and may have greater risk but a higher yield than comparable rated securities. Securities rated BBB by S&P and Poor's or Baa by Moody's have speculative characteristics.

TAX MANAGEMENT TECHNIQUES

Wachovia will seek to enhance the Fund's after-tax return by allocating portfolio assets among the Fund's managers. The managers may utilize one or more of the following tax reduction techniques: seeking to increase capital appreciation while minimizing realized capital gains; offsetting realized capital gains with realized capital losses by selling securities that have gone down in value; employing highest-in-first-out (HIFO) tax lot accounting (i.e., selling first the shares that have the highest cost basis); and selling any security that has not met its expectations for total return (so as to realize a relatively small capital gain). After-tax returns for corporate shareholders also will be increased to the extent the DRD is available. However, the Fund and its managers are not obligated to use any of these particular techniques at any time.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

MULTI-MANAGER RISKS

Each segment of the Fund is managed independently of the others. Consequently, it is possible for the same security to be held simultaneously in different segments. It is also possible for the same security to be acquired by one sub-adviser while it is simultaneously being disposed of by another. Such trades will not be aggregated; this could result in the Fund incurring higher brokerage costs than a fund that is similarly managed with a single adviser.

MARKET RISK

The market value of securities fluctuates daily.

FIXED INCOME AND PREFERRED SECURITIES RISKS

Prices of fixed income and preferred securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities and the dividend payments on fixed-rate preferred stock and related securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase, causing the yield on such securities to go up, and the Fund's net asset value may go down. While the managers may attempt to anticipate interest rate movements, there is no guarantee that they will be able to correctly predict them.

  In addition, fixed income and preferred securities with longer maturities or durations will typically experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

  The credit quality of a fixed income or preferred security is based upon the ability of the make timely payment of principal and interest. If the credit quality of securities held by the Fund declines or if the marketplace demands a greater yield for the existing portfolio, even absent a change in credit ratings, the Fund's net asset value could go down.

  Principal, interest or dividend payments on a fixed income or preferred security may not be paid when due. An issuer may redeem a debt or preferred security held in the portfolio prior to its maturity. If this occurs, the managers may have to reinvest the proceeds in securities offering lower overall yields for the Fund.

PREPAYMENT RISKS

The Fund is subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security may decline in value. This is known as Extension Risk.

LEVERAGING RISKS

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

CREDIT RISKS

Credit risk is the possibility that an issuer will fail to pay interest, preferred dividends or principal as promised. If an issuer defaults on its obligations or fails to make payments when promised, the Fund will lose money.

  Many fixed income and preferred securities receive credit ratings from NRSROs. NRSROs assign ratings to securities by assessing the likelihood of issuer default on debt or delay in payment of dividends, interest or principal to shareholders. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the manager's credit assessment.

  Fixed income and preferred securities generally compensate for greater credit risk by offering a higher yield. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) incorporates an adjustment to compensate for risk of loss. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment that generally occur when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces the Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities. Lending of preferred stocks eligible for the DRD over the issues' ex-dividend date may limit the DRD for that dividend payment.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

FUTURES AND OPTIONS RISKS

The use of financial futures and options to modify the volatility and/or duration characteristics of the preferred securities portfolio may or may not result in the results more closely matching the objectives of that sector of the Fund.

EMERGING MARKET SECURITIES RISKS

Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

TAXATION RISKS

Tax laws are subject to change. There is no assurance, for example, that the tax laws applicable to capital gains will not be modified in the future.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Fund's managers are reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day on which Wachovia Bank, N.A. (Wachovia
Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing an investment is necessary to appraise its fair market value when a market price is unavailable.

  The required minimum initial investment amount in the Fund is $50 million. Subsequent investments must be at least $25,000.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUND'S SHARES SOLD?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets Shares to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor may pay out of its assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

HOW TO PURCHASE SHARES

You may purchase Shares through the Trust Division of Wachovia Bank or through an Authorized Dealer.

 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in the account agreement.

  Orders must be received before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

  Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined NAV.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25,000. Under this program, funds may be automatically withdrawn from your checking account and invested in Shares at the NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

HOW TO REDEEM SHARES

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank, through an Authorized Dealer, or directly from the Fund.

  All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.
  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 . your redemption is to be sent to an address other than the address of record;

 . your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $25,000. Your account value must be at least $250,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund declares and pays any dividends to shareholders monthly. Dividends consist of the Fund's investment income (interest and dividends) less operating expenses. Fund dividends also include net realized short-term capital gains. Dividends are declared and paid to shareholders invested in the Fund on the record date for the dividend.

  In addition, the Fund distributes any net capital gain at least annually. Net capital gain is the excess of net long-term capital gains (realized long-term capital gains over realized long-term capital losses) over net realized short-term capital losses. Distributions of net capital gain are declared and paid to shareholders invested in the Fund on the record date therefor.

  Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions cause the account balance to fall below $5,000. Before an account is closed, the shareholder will be notified and given 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local income tax returns. The statement for corporations will include information on the portion of dividends that qualify for the DRD. Fund distributions, which are expected to be from dividends, interest and capital gains, are taxable to you whether paid in cash or reinvested in the Fund. Capital gain distributions qualify for treatment as long-term capital gains regardless of how long you have held your Shares.

  Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local income tax liability on redemptions.

Tax-Sensitive Approach to Investing

When possible, Wachovia allocates the Fund's assets among the managers in an attempt to keep the Fund's net realized capital gains relatively low. Whenever the Fund sells a security from its portfolio, the difference between the price the Fund paid to acquire the security and the price at which it sells the security will be a capital gain (if the security has risen in value) or a capital loss (if the security has fallen in value). If the Fund has a net realized capital gain from all its sales of securities, it generally must distribute that amount to its shareholders to avoid having a tax liability. Shareholders are taxable on those distributions. The Fund will try to keep its net realized capital gains relatively low.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees Wachovia, a business unit of Wachovia Bank. Wachovia manages a segment of the Fund's assets, including buying and selling portfolio securities. Subject to the Board's oversight, Wachovia is also responsible for selecting sub-advisers to manage a portion of the Fund's assets, terminating agreements with sub-advisers, and allocating assets among the sub-advisers. Wachovia's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  Wachovia receives an annual investment advisory fee equal to .70% of the Fund's average aggregate daily net assets. Wachovia is responsible for compensating sub-advisers who manage a segment of the Fund's assets.

  Subject to the review of the Fund's Board, Wachovia oversees each sub-adviser to assure that it manages its segment in a manner consistent with the Fund's goals, policies, restrictions and applicable law. Due to its responsibility for overseeing the sub-advisers, Wachovia has ultimate responsibility for the investment performance of the Fund and is responsible for recommending the hiring, termination and replacement of the sub-advisers. Although the sub-advisers' activities are subject to oversight by Wachovia, the Board and the Fund's officers, neither Wachovia, the Board, nor the officers evaluate the investment merits of the sub-advisers' individual security selections.

  Wachovia selects sub-advisors based on its continuing quantitative and qualitative evaluation of their skills and abilities in managing assets pursuant to particular investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating sub-advisers. Wachovia does not anticipate frequent changes in sub-advisers.

  Wachovia and the Fund's Board have selected Flaherty & Crumrine Incorporated to manage the segment of the Fund's portfolio invested in preferred stocks, related securities and associated financial futures and options. Wachovia will manage the remainder of the Fund's portfolio. However, Wachovia may, subject to review by the Board, reallocate assets among sub-advisers. In addition, the Fund intends to seek an exemptive order from the Securities and Exchange Commission that would permit it to add new sub-advisers, without shareholder approval, and terminate or modify any sub-advisory agreement, subject to approval by the Fund's Board, without shareholder approval. In the event of the termination of a sub-advisory agreement, Wachovia may either enter into a new sub-advisory agreement with a new sub-adviser to manage the segment, or reallocate the segment to existing sub-advisers.

  Flaherty & Crumrine Incorporated has approximately $1 billion in assets under management. It was founded in 1983 for the purpose of managing large portfolios of preferred stocks and related securities. In addition to managing portfolios of institutional clients, it manages two publicly-held, closed-end investment companies. Its address is 301 E. Colorado Blvd., Suite 720, Pasadena, CA 91101.

  OFFITBANK is a New York state chartered trust company with offices at 520 Madison Avenue, New York, NY 10022, which presently manages approximately $11 billion in assets. The parent company of Wachovia, Wachovia Corporation, has entered into an agreement whereby OFFITBANK would become a subsidiary of Wachovia Corporation and an affiliate of Wachovia.

PORTFOLIO MANAGERS

WACHOVIA ASSET MANAGEMENT

Samuel M. Gibbs, II

Mr. Gibbs is a Senior Vice President and Manager of Fixed Income Investments for Wachovia. Mr. Gibbs joined Wachovia Bank in 1969 as a portfolio manager. He became a bond trader and fixed income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.

Michael W. Holt

Mr. Holt is a Chartered Financial Analyst and Fixed Income Portfolio Manager of Wachovia. Mr. Holt joined Wachovia Bank in 1991. He is a graduate of the University of Tennessee where he majored in economics and received his MBA in Finance.

Wayne F. Morgan

Mr. Morgan is a Chartered Financial Analyst and Senior Vice President of Wachovia. Prior to joining Wachovia Bank in June 1997 as a senior fixed income portfolio manager, Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelor degree and his MBA from the University of North Carolina at Chapel Hill.

Harold (Rick) Nelson, III

Mr. Nelson is a Senior Vice President and Fixed Income Portfolio Manager of Wachovia. Mr. Nelson joined Wachovia Bank in 1985 as a fixed income portfolio manager. He received his Bachelor of Science degree in management from St. Francis College and his MBA in Finance from Mercer University.

Michael G. Sebesta

Mr. Sebesta is a Vice President and Fixed Income Portfolio Manager for Wachovia. Mr. Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a bachelor degree in economics from Wake Forest University.

FLAHERTY & CRUMRINE INCORPORATED

Donald F. Crumrine

Mr. Crumrine is a Chartered Financial Analyst and Chairman of the Board and a Portfolio Manager of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1983, Mr. Crumrine was Vice President of Investments at Scudder, Stevens & Clark Incorporated. He received his Bachelor of Science degree in Finance from the University of Southern California, and his MBA from the Wharton School of the University of Pennsylvania.

Robert M. Ettinger

Mr. Ettinger is a Chartered Financial Analyst and President and a Portfolio Manager/Trader of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1985, Mr. Ettinger was an analyst at Scudder, Stevens & Clark Incorporated. He received his Bachelor of Arts in Economics from the University of California, Los Angeles and his MBA from the Wharton School of the University of Pennsylvania.

Robert T. Flaherty

Mr. Flaherty is a Chartered Financial Analyst and a Director and Portfolio Manager of Flaherty & Crumrine Incorporated. Prior to founding Flaherty & Crumrine in 1983, Mr. Flaherty was a Partner of Scudder, Stevens & Clark, and President and a Director of Scudder, Stevens & Clark Incorporated, Los Angeles. He received both his Bachelor of Arts in Economics and MBA degrees from Stanford University.

Peter C. Stimes

Mr. Stimes is a Chartered Financial Analyst and Vice President and Portfolio Manager/Analyst of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1990, Mr. Stimes was Vice President & Treasurer of Tucson Resources Inc., as well as Assistant Treasurer, Director of Treasury Operations of Tucson Electric Power Company. He received both his Bachelor of Arts in History and MBA degrees from the University of Chicago.

Robert E. Chadwick

Mr. Chadwick is enrolled in the Chartered Financial Analyst program and is an Analyst/Trader for Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1999, Mr. Chadwick was a Portfolio Manager/Financial Associate at Koch Industries, Inc. He received his Bachelor of Science degree in Business at the University of Kansas.

FINANCIAL INFORMATION

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.


                                     NOTES


WACHOVIA
EXECUTIVE FIXED
INCOME FUND

A Portfolio of The Wachovia Funds

INSTITUTIONAL SHARES

NOVEMBER 15, 1999

The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information, call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File Number: 811-6504
Cusip: 929901569

G02759-03 (11/99)

[RECYCLED PAPER LOGO APPEARS HERE]


                      WACHOVIA EXECUTIVE FIXED INCOME FUND

                              INSTITUTIONAL SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


Addresses
WACHOVIA EXECUTIVE FIXED INCOME FUND        101 Greystone Boulevard
INSTITUTIONAL SHARES                        SC-9215
                                            Columbia, SC 29226

DISTRIBUTOR                                 Federated Securities Corp.
                                            Federated Investors Tower
                                            1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER                          Wachovia Asset Management
                                            100 North Main Street
                                            Winston-Salem, NC 27101

CUSTODIAN                                   Wachovia Bank, N.A.
                                            301 North Church Street
                                            Winston-Salem, NC 27150

TRANSFER AGENT,                             Federated Shareholder
DIVIDEND DISBURSING AGENT,                  Services Company
AND PORTFOLIO RECORDKEEPER                  Federated Investors Tower
                                            1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

COUNSEL TO                                  Kirkpatrick & Lockhart LLP
THE WACHOVIA FUNDS                          1800 Massachusetts Avenue, NW
                                            Washington, DC 20036-1800

COUNSEL TO                                  Piper & Marbury L.L.P.
THE INDEPENDENT TRUSTEES                    1200 Nineteenth Street, NW
                                            Washington, DC 20036-2430

INDEPENDENT AUDITORS                        Ernst & Young LLP
                                            One Oxford Centre
                         Pittsburgh, Pennsylvania 15219



November 15, 1999

[RECYCLED PAPER LOGO APPEARS HERE]

Cusip 929901569

G02759-03 (11/99)



                     WACHOVIA EXECUTIVE FIXED INCOME FUND

                          INSTITUTIONAL SERVICE SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


                                   Prospectus
                               November 15, 1999

                          [WACHOVIA LOGO APPEARS HERE]


PROSPECTUS

WACHOVIA EXECUTIVE FIXED INCOME FUND

The Wachovia Funds

INSTITUTIONAL SERVICE SHARES

The Fund is a suitable investment for institutions seeking to fund non-qualified deferred compensation plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS
Fund Goal, Strategies and Risk                                     1
What are the Fund's Fees and Expenses?                             2
What are the Fund's Main Investments and Investment Techniques?    3
What are the Specific Risks of Investing in the Fund?              4
What do Shares Cost?                                               5
How are the Fund's Shares Sold?                                    6
How to Purchase Shares                                             6
How to Redeem Shares                                               6
Account and Share Information                                      7
Who Manages the Fund?                                              7
Financial Information                                              9

NOVEMBER 15, 1999

FUND GOAL, STRATEGIES AND RISK

WHAT ARE THE FUND'S INVESTMENT GOALS?

The Fund's primary goal is to seek high total returns from a portfolio of fixed income securities that provides diversification across market sectors. The Fund's secondary goal is to seek to increase the after-tax returns of shareholders that are taxable corporations by using various tax reduction strategies.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment goal by investing primarily in a diversified portfolio of fixed income securities, including debt securities and preferred securities, such as traditional preferred stock eligible for the intercorporate dividends-received deduction (DRD), and related, fully taxable (or hybrid) securities. Under normal market conditions, the Fund intends to invest at least 65% of its assets in fixed income securities. The Fund's investment adviser, Wachovia Asset Management (Wachovia), establishes market sectors and manages the allocation of the Fund's assets among those market sectors. From time to time, Wachovia may add or remove market sectors and reallocate among sectors. The criteria the Adviser will use in doing the reallocation among market sectors may include, but is not limited to: the expected rate of return of each sector relative to other sectors, the perceived riskiness of each sector, and the correlation of returns among the sectors. Wachovia intends to employ multiple investment sub-advisers to manage assets allocated to specific market sectors and may add or remove sub-advisers to or from the management of the Fund. Wachovia and the sub-advisers are sometimes called "managers."

  Wachovia manages the allocation of the Fund's assets principally among domestic fixed income (core debt), preferred securities and securities below investment grade. Wachovia has selected, and the Fund's Board has approved, two sub-advisers. One sub-adviser manages the segment of the Fund's portfolio invested in preferred securities, which under normal conditions will comprise from 0% to 50% of the Fund's portfolio.

  The Fund uses various strategies to manage the composition of returns and thereby seek to increase the after-tax returns of shareholders that are taxable corporations. Successful application of these strategies will result in shareholders incurring capital gains when they ultimately sell their shares.

Core Debt Strategy

Wachovia manages the segment of the portfolio allocated to core debt securities. Wachovia selects primarily debt securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO), such as Standard and Poor's 500 (S&P) and Moody's Investors Services (Moody's) or, if unrated, are of comparable quality to securities with such ratings. Wachovia selects corporate bonds, asset- and mortgage-backed securities and U.S. government securities. Wachovia changes segment weightings in these types of investments as it thinks appropriate and uses fundamental macro-economic, credit and market analysis to select securities. Normally, Wachovia will maintain an average dollar-weighted maturity between 6 to 10 years in this segment.

  Wachovia's fixed income process is a multi-disciplined approach that is built on four critical activities-duration management, yield curve positioning, sector weighting, and security selection. The process begins by setting a duration target for the portfolio that is dependent on a careful analysis of the factors driving inflation and economic growth on both a domestic and global basis. Then, after considering a variety of maturity structures to meet the duration target, the portfolio is positioned to take advantage of locations on the yield curve where our interest rate opinion differs from that currently priced into the market. Portfolio sector weightings are determined through a careful analysis of current versus historical spreads, the technical supply/demand position of the market, and expected interest rate volatility. Sectors that are incorporated in the portfolio include U.S. Treasuries, federal agencies, corporates, mortgages, and asset-backed securities. Individual securities are analyzed and selected to provide the intended quality and investment characteristics for the portfolio strategy. Opportunities to take advantage of pricing disparities between similar securities are evaluated on a continual basis.

Preferred Stocks and Related Securities Strategy

Flaherty & Crumrine Incorporated (F&C) manages the segment of the portfolio allocated to preferred stock and related securities. F&C utilizes a combination of quantitative models and opportunistic trading strategies. It seeks to attain superior returns through combining fixed-rate and adjustable-rate preferred securities with the mix changing over time in reflection of market conditions. F&C's portfolio managers perform extensive quantitative analysis, providing the basis of the security selection process and allowing the ranking of the various market sectors and securities within the market for preferred stocks and related preferred securities. F&C managers take several things into account in the selection of securities for purchase and sale. Their approach combines fundamental credit research on individual issuers; an analysis of supply/demand conditions for preferred securities among dealer firms, institutional investors, retail investors, and corporate securities issuers; an understanding of the unique terms and characteristics of each individual security; historic and prospective yield relationships between different issuers and market sectors; and a quantitative modeling of the interest rate and risk characteristics of each security. These quantitative modeling techniques are adapted from well-known statistical and term structure models developed by academicians.

  F&C's investments in preferred stocks and related securities will be primarily focused in the top four investment categories ("AAA" "AA" "A", or "BBB" or equivalent) of a nationally recognized statistical rating organization, such as Moody's or S&P. In the absence of a formal rating, F&C may impute a rating using its best judgment in good faith. F&C will limit its investments in those securities where both Moody's and S&P rate the securities below their top four categories to a maximum of 15% of the assets under F&C supervision at the time of purchase.

  F&C also utilizes financial futures and options to modify the volatility and/or duration characteristics of the preferred securities portfolio to more closely match the objectives of that sector of the Fund. The objective of the futures/options hedge in the portfolio is either to modify the effective underlying duration of the preferred stock portfolio to make it more comparable to that of the core debt strategy and/or to maintain a "safety net" hedge via purchase of put options, in order to cushion against losses occasioned by large increases in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

  Prices of fixed income and preferred securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities, and the dividends on fixed-rate preferred stocks and related securities, do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down.

  Debt securities rated below investment grade, also known as junk bonds, and preferred stock and related securities rated below investment grade, generally entail greater market, credit and liquidity risks than investment grade securities with comparable terms.

  Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries.

  The Fund is also subject to the risk that its managers will not succeed in attempting to minimize capital gains or, conversely, that the Fund will not have any realized or unrealized capital gains.

  An investment in the Fund is not a deposit of a bank, is not insured or guaranteed by Wachovia Bank, N.A., and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WHAT ARE THE FUND'S FEES AND EXPENSES?

The table describes the fees and expenses that you may pay when you buy, hold and redeem shares of the Fund's Institutional Service Shares (Shares).


Shareholder Fees

Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price).......  None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)........................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions
(as a percentage of offering price)........................................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).........................  None
Exchange Fee...............................................................................  None


Annual Fund Operating Expenses/1/

Expenses That are Deducted from Fund Assets (as a percentage of average net assets)
Management Fee..............................................................................   0.70%
Distribution (12b-1) Fee....................................................................   None
Shareholder Services Fee....................................................................   0.25%
Other Expenses..............................................................................   1.26%
Total Annual Institutional Service Shares Operating Expenses (Before Waiver)................   2.21%
Waiver/Reimbursement of Fund Expense........................................................   1.16%
Total Actual Annual Fund Operating Expenses (After Waiver)..................................   1.05%
----------------------------------------------------------------------------------------------------

1 Pursuant to an agreement between the investment adviser and the Trust, the investment adviser agrees during the period from September 1, 1999 through October 31, 2000 to waive its fees, and/or make reimbursements to the Fund, so that the Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                           1 Year        3 Years
----------------------------------------------------------------
Executive Fixed Income Fund                  $107           $691
----------------------------------------------------------------

WHAT ARE THE FUND'S MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?

FIXED INCOME SECURITIES

The Fund invests primarily in fixed income securities. Fixed income securities pay interest or dividends at a specified rate. The rate may be contractually fixed or adjusted periodically with respect to interest rates or other economic variables. For debt securities, the issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are generally limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

PREFERRED STOCKS AND RELATED SECURITIES

Preferred securities have the right to receive specified dividends or interest (or other possible payments such as sinking fund payments) before the issuer makes payments on its common stock but after its senior securities are paid interest. Dividends or interest payments for most preferred securities are fixed, but the income from variable payment preferred stocks such as adjustable rate or auction rate issues may vary over time and may be exposed to the risk of value change. Generally, neither the suspension of dividend payments on preferred stocks nor the deferral of interest payments on related fixed income securities enables the holder of the security to invoke bankruptcy of the issuer. Also, for some preferred securities the payment of dividends or interest is non-cumulative. Some preferred securities may also participate in dividends on the issuer's common stock and may be convertible or exchangeable into common stock. Preferred securities may also permit the issuer to redeem the security. The Fund treats preferred stock and related securities as fixed income securities.

  Hybrid preferred securities are those preferred securities which are fully taxable to the investor, deductible for the issuer, and which receive substantial equity credit from the rating services and banking regulators in the determination of the issuer's credit ratings and equity capital ratios. Examples include Monthly Income Preferred Securities, Quarterly Income Debt Securities, Trust Originated Preferred Securities, and Capital Securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 .  the principal trading market for its securities is in another country; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. In addition, subject to the receipt of an exemptive order from the Securities and Exchange Commission, Wachovia may invest the segment of the Fund's portfolio allocated to non-investment grade securities in an investment company advised by OFFITBANK. Any such investment would be made only in accordance with the conditions of the exemptive order, including any conditions relating to the treatment of applicable fees and expenses. Investment in this investment company would continue until the non-investment grade securities segment of the Fund's portfolio is large enough to make direct investment in such securities economically feasible as determined by Wachovia. OFFITBANK has been approved as a sub- adviser of the Fund for purposes of managing any such direct investments in non-investment grade securities.

CREDIT QUALITY AND INVESTMENT RATINGS

When the Fund invests in fixed income or preferred securities, most will be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Unrated securities will be determined by the investment managers to be of like quality and may have greater risk but a higher yield than comparable rated securities. Securities rated BBB by S&P and Poor's or Baa by Moody's have speculative characteristics.

TAX MANAGEMENT TECHNIQUES

Wachovia will seek to enhance the Fund's after-tax return by allocating portfolio assets among the Fund's managers. The managers may utilize one or more of the following tax reduction techniques: seeking to increase capital appreciation while minimizing realized capital gains; offsetting realized capital gains with realized capital losses by selling securities that have gone down in value; employing highest-in-first-out (HIFO) tax lot accounting (i.e., selling first the shares that have the highest cost basis); and selling any security that has not met its expectations for total return (so as to realize a relatively small capital gain). After-tax returns for corporate shareholders also will be increased to the extent the DRD is available. However, the Fund and its managers are not obligated to use any of these particular techniques at any time.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategy by investing assets in cash, cash items, and shorter-term debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to forego investment returns for the safety of principal.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

MULTI-MANAGER RISKS

Each segment of the Fund is managed independently of the others. Consequently, it is possible for the same security to be held simultaneously in different segments. It is also possible for the same security to be acquired by one sub-adviser while it is simultaneously being disposed of by another. Such trades will not be aggregated; this could result in the Fund incurring higher brokerage costs than a fund that is similarly managed with a single adviser.

MARKET RISK

The market value of securities fluctuates daily.

FIXED INCOME AND PREFERRED SECURITIES RISKS

Prices of fixed income and preferred securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities and the dividend payments on fixed-rate preferred stock and related securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase, causing the yield on such securities to go up, and the Fund's net asset value may go down. While the managers may attempt to anticipate interest rate movements, there is no guarantee that they will be able to correctly predict them.

  In addition, fixed income and preferred securities with longer maturities or durations will typically experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

  The credit quality of a fixed income or preferred security is based upon the ability of the make timely payment of principal and interest. If the credit quality of securities held by the Fund declines or if the marketplace demands a greater yield for the existing portfolio, even absent a change in credit ratings, the Fund's net asset value could go down.

  Principal, interest or dividend payments on a fixed income or preferred security may not be paid when due. An issuer may redeem a debt or preferred security held in the portfolio prior to its maturity. If this occurs, the managers may have to reinvest the proceeds in securities offering lower overall yields for the Fund.

PREPAYMENT RISKS

The Fund is subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security may decline in value. This is known as Extension Risk.

LEVERAGING RISKS

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

CREDIT RISKS

Credit risk is the possibility that an issuer will fail to pay interest, preferred dividends or principal as promised. If an issuer defaults on its obligations or fails to make payments when promised, the Fund will lose money.

  Many fixed income and preferred securities receive credit ratings from NRSROs. NRSROs assign ratings to securities by assessing the likelihood of issuer default on debt or delay in payment of dividends, interest or principal to shareholders. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the manager's credit assessment.

  Fixed income and preferred securities generally compensate for greater credit risk by offering a higher yield. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) incorporates an adjustment to compensate for risk of loss. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment that generally occur when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces the Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

SECURITIES LENDING RISKS

  The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities. Lending of preferred stocks eligible for the DRD over the issues' ex-dividend date may limit the DRD for that dividend payment.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Other risk factors related to foreign securities include: rates of inflation, structure and regulation of financial markets, liquidity and volatility of investments, taxation policies, and accounting standards. In addition, a Fund may incur higher costs and expenses when making foreign investments, which could impact the Fund's performance. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

FUTURES AND OPTIONS RISKS

The use of financial futures and options to modify the volatility and/or duration characteristics of the preferred securities portfolio may or may not result in the results more closely matching the objectives of that sector of the Fund.

EMERGING MARKET SECURITIES RISKS

Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

TAXATION RISKS

Tax laws are subject to change. There is no assurance, for example, that the tax laws applicable to capital gains will not be modified in the future.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Fund's managers are reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day on which Wachovia Bank, N.A. (Wachovia
Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The value of Shares is generally determined based upon the market value of portfolio securities. However, the Fund's Board may determine in good faith that another method of valuing an investment is necessary to appraise its fair market value when a market price is unavailable.

  The required minimum initial investment amount in the Fund is $50 million. Subsequent investments must be at least $25,000.

  Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW ARE THE FUND'S SHARES SOLD?

The Fund offers two share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other class.

  The Fund's Distributor, Federated Securities Corp., markets Shares to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). The Distributor may pay out of its assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

HOW TO PURCHASE SHARES

You may purchase Shares through the Trust Division of Wachovia Bank or through an Authorized Dealer.

 The Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of the Fund in accordance with the procedures set forth in the account agreement.

  Orders must be received before 4:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 4:00 p.m. (Eastern time) will be purchased at the next determined NAV.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

  Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's NAV. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined NAV.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25,000. Under this program, funds may be automatically withdrawn from your checking account and invested in Shares at the NAV next determined after an order is received by the Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

HOW TO REDEEM SHARES

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the Trust Division of Wachovia Bank, through an Authorized Dealer, or directly from the Fund.

  All redemption requests must be received before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

  Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

 . your redemption is to be sent to an address other than the address of record;

 . your redemption is to be sent to an address of record that was changed within the last thirty days; or

 .  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or by a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

 .  to allow your purchase payment to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $25,000. Your account value must be at least $250,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Fund does not issue Share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund declares and pays any dividends to shareholders monthly. Dividends consist of the Fund's investment income (interest and dividends) less operating expenses. Fund dividends also include net realized short-term capital gains. Dividends are declared and paid to shareholders invested in the Fund on the record date for the dividend.

  In addition, the Fund distributes any net capital gain at least annually. Net capital gain is the excess of net long-term capital gains (realized long-term capital gains over realized long-term capital losses) over net realized short-term capital losses. Distributions of net capital gain are declared and paid to shareholders invested in the Fund on the record date therefor.

  Your dividends and capital gain distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before the Fund declares a dividend or capital gain distribution, you will pay full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain distribution. Contact your investment professional or the Fund for more information concerning when dividends and capital gain distributions will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions cause the account balance to fall below $5,000. Before an account is closed, the shareholder will be notified and given 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local income tax returns. The statement for corporations will include information on the portion of dividends that qualify for the DRD. Fund distributions, which are expected to be from dividends, interest and capital gains, are taxable to you whether paid in cash or reinvested in the Fund. Capital gain distributions qualify for treatment as long-term capital gains regardless of how long you have held your Shares.

  Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local income tax liability on redemptions.

Tax-Sensitive Approach to Investing

When possible, Wachovia allocates the Fund's assets among the managers in an attempt to keep the Fund's net realized capital gains relatively low. Whenever the Fund sells a security from its portfolio, the difference between the price the Fund paid to acquire the security and the price at which it sells the security will be a capital gain (if the security has risen in value) or a capital loss (if the security has fallen in value). If the Fund has a net realized capital gain from all its sales of securities, it generally must distribute that amount to its shareholders to avoid having a tax liability. Shareholders are taxable on those distributions. The Fund will try to keep its net realized capital gains relatively low.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees Wachovia, a business unit of Wachovia Bank. Wachovia manages a segment of the Fund's assets, including buying and selling portfolio securities. Subject to the Board's oversight, Wachovia is also responsible for selecting sub-advisers to manage a portion of the Fund's assets, terminating agreements with sub-advisers, and allocating assets among the sub-advisers. Wachovia's address is 100 North Main Street, Winston-Salem, NC 27101.

  Wachovia Bank has been managing trust assets for over 100 years, with over $42 billion in managed assets as of December 31, 1998. Wachovia Bank also serves as investment adviser to The Wachovia Municipal Funds, another investment company.

  Wachovia receives an annual investment advisory fee equal to .70% of the Fund's average aggregate daily net assets. Wachovia is responsible for compensating sub-advisers who manage a segment of the Fund's assets.

  Subject to the review of the Fund's Board, Wachovia oversees each sub-adviser to assure that it manages its segment in a manner consistent with the Fund's goals, policies, restrictions and applicable law. Due to its responsibility for overseeing the sub-advisers, Wachovia has ultimate responsibility for the investment performance of the Fund and is responsible for recommending the hiring, termination and replacement of the sub-advisers. Although the sub-advisers' activities are subject to oversight by Wachovia, the Board and the Fund's officers, neither Wachovia, the Board, nor the officers evaluate the investment merits of the sub-advisers' individual security selections.

  Wachovia selects sub-advisors based on its continuing quantitative and qualitative evaluation of their skills and abilities in managing assets pursuant to particular investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating sub-advisers. Wachovia does not anticipate frequent changes in sub-advisers.

  Wachovia and the Fund's Board have selected Flaherty & Crumrine Incorporated to manage the segment of the Fund's portfolio invested in preferred stocks, related securities and associated financial futures and options. Wachovia will manage the remainder of the Fund's portfolio. However, Wachovia may, subject to review by the Board, reallocate assets among sub-advisers. In addition, the Fund intends to seek an exemptive order from the Securities and Exchange Commission that would permit it to add new sub-advisers, without shareholder approval, and terminate or modify any sub-advisory agreement, subject to approval by the Fund's Board, without shareholder approval. In the event of the termination of a sub-advisory agreement, Wachovia may either enter into a new sub-advisory agreement with a new sub-adviser to manage the segment, or reallocate the segment to existing sub-advisers.

  Flaherty & Crumrine Incorporated has approximately $1 billion in assets under management. It was founded in 1983 for the purpose of managing large portfolios of preferred stocks and related securities. In addition to managing portfolios of institutional clients, it manages two publicly-held, closed-end investment companies. Its address is 301 E. Colorado Blvd., Suite 720, Pasadena, CA 91101.

  OFFITBANK is a New York state chartered trust company with offices at 520 Madison Avenue, New York, NY 10022, which presently manages approximately $11 billion in assets. The parent company of Wachovia, Wachovia Corporation, has entered into an agreement whereby OFFITBANK would become a subsidiary of Wachovia Corporation and an affiliate of Wachovia.

PORTFOLIO MANAGERS

WACHOVIA ASSET MANAGEMENT

Samuel M. Gibbs, II

Mr. Gibbs is a Senior Vice President and Manager of Fixed Income Investments for Wachovia. Mr. Gibbs joined Wachovia Bank in 1969 as a portfolio manager. He became a bond trader and fixed income portfolio manager in 1975 and assumed his current position in 1977. Mr. Gibbs is a graduate of Davidson College and has an MBA from the University of South Carolina.

Michael W. Holt

Mr. Holt is a Chartered Financial Analyst and Fixed Income Portfolio Manager of Wachovia. Mr. Holt joined Wachovia Bank in 1991. He is a graduate of the University of Tennessee where he majored in economics and received his MBA in Finance.

Wayne F. Morgan

Mr. Morgan is a Chartered Financial Analyst and Senior Vice President of Wachovia. Prior to joining Wachovia Bank in June 1997 as a senior fixed income portfolio manager, Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelor degree and his MBA from the University of North Carolina at Chapel Hill.

Harold (Rick) Nelson, III

Mr. Nelson is a Senior Vice President and Fixed Income Portfolio Manager of Wachovia. Mr. Nelson joined Wachovia Bank in 1985 as a fixed income portfolio manager. He received his Bachelor of Science degree in management from St. Francis College and his MBA in Finance from Mercer University.

Michael G. Sebesta

Mr. Sebesta is a Vice President and Fixed Income Portfolio Manager for Wachovia. Mr. Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a bachelor degree in economics from Wake Forest University.

FLAHERTY & CRUMRINE INCORPORATED

Donald F. Crumrine

Mr. Crumrine is a Chartered Financial Analyst and Chairman of the Board and a Portfolio Manager of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1983, Mr. Crumrine was Vice President of Investments at Scudder, Stevens & Clark Incorporated. He received his Bachelor of Science degree in Finance from the University of Southern California, and his MBA from the Wharton School of the University of Pennsylvania.

Robert M. Ettinger

Mr. Ettinger is a Chartered Financial Analyst and President and a Portfolio Manager/Trader of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1985, Mr. Ettinger was an analyst at Scudder, Stevens & Clark Incorporated. He received his Bachelor of Arts in Economics from the University of California, Los Angeles and his MBA from the Wharton School of the University of Pennsylvania.

Robert T. Flaherty

Mr. Flaherty is a Chartered Financial Analyst and a Director and Portfolio Manager of Flaherty & Crumrine Incorporated. Prior to founding Flaherty & Crumrine in 1983, Mr. Flaherty was a Partner of Scudder, Stevens & Clark, and President and a Director of Scudder, Stevens & Clark Incorporated, Los Angeles. He received both his Bachelor of Arts in Economics and MBA degrees from Stanford University.

Peter C. Stimes

Mr. Stimes is a Chartered Financial Analyst and Vice President and Portfolio Manager/Analyst of Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1990, Mr. Stimes was Vice President & Treasurer of Tucson Resources Inc., as well as Assistant Treasurer, Director of Treasury Operations of Tucson Electric Power Company. He received both his Bachelor of Arts in History and MBA degrees from the University of Chicago.

Robert E. Chadwick

Mr. Chadwick is enrolled in the Chartered Financial Analyst program and is an Analyst/Trader for Flaherty & Crumrine Incorporated. Prior to joining Flaherty & Crumrine in 1999, Mr. Chadwick was a Portfolio Manager/Financial Associate at Koch Industries, Inc. He received his Bachelor of Science degree in Business at the University of Kansas.

FINANCIAL INFORMATION

The Fund will have a fiscal year end of November 30. As this is the Fund's first fiscal year, financial information is not yet available.


                                     NOTES


WACHOVIA
EXECUTIVE FIXED
INCOME FUND

A Portfolio of The Wachovia Funds

INSTITUTIONAL SERVICE SHARES

NOVEMBER 15, 1999

The Fund's Statement of Additional Information (SAI) is incorporated by reference into this prospectus, making it legally a part of this prospectus. The SAI includes additional information about the Fund.

To obtain a free copy of the SAI and other information, call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

SEC File Number: 811-6504

Cusip: 929901577

G02759-04 (11/99)


[RECYCLED PAPER LOGO APPEARS HERE]


                      WACHOVIA EXECUTIVE FIXED INCOME FUND

                          INSTITUTIONAL SERVICE SHARES
                      (A PORTFOLIO OF THE WACHOVIA FUNDS)


Addresses

WACHOVIA EXECUTIVE FIXED INCOME FUND         101 Greystone Boulevard
INSTITUTIONAL SERVICE SHARES                 SC-9215
                                             Columbia, SC 29226

DISTRIBUTOR                                  Federated Securities Corp.
                                             Federated Investors Tower
                                             1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER                           Wachovia Asset Management
                                             100 North Main Street
                                             Winston-Salem, NC 27101

CUSTODIAN                                    Wachovia Bank, N.A.
                                             301 North Church Street
                                             Winston-Salem, NC 27150

TRANSFER AGENT,                              Federated Shareholder
DIVIDEND DISBURSING AGENT,                   Services Company
AND PORTFOLIO RECORDKEEPER                   Federated Investors Tower
                                             1001 Liberty Avenue
                                             Pittsburgh, Pennsylvania 15222-3779

COUNSEL TO                                   Kirkpatrick & Lockhart LLP
THE WACHOVIA FUNDS                           1800 Massachusetts Avenue, NW
                                             Washington, DC 20036-1800

COUNSEL TO                                   Piper & Marbury L.L.P.
THE INDEPENDENT TRUSTEES                     1200 Nineteenth Street, NW
                                             Washington, DC 20036-2430

INDEPENDENT AUDITORS                         Ernst & Young LLP
                                             One Oxford Centre
                         Pittsburgh, Pennsylvania 15219

November 15, 1999

[RECYCLED PAPER LOGO APPEARS HERE]

Cusip 929901569

G02759-04 (11/99)




                               THE WACHOVIA FUNDS
                      Wachovia Executive Fixed Income Fund

                          Institutional Service Shares
                              Institutional Shares






                       Statement of Additional Information
                                November 15, 1999




      This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of the Wachovia Executive Fixed Income Fund, dated November 15, 1999. You may obtain the prospectuses without charge by calling 1-800-994-4414.













                         Contents
                         How is the Fund Organized?                           1
                         Securities Descriptions and Techniques
                         2
                         What do Shares Cost?                                 11
                         How are the Fund's Shares Sold?                      11
                         How to Buy Shares                                    11
                         How to Redeem Shares                                 11
                         Account and Share Information                        12
                         Tax Information                                      12
                         Who Manages and Provides Services to the Fund?
                         15
                         How Does the Fund Measure Performance?               17
   Investment Ratings
           19
                     Addresses                                     Back Cover



      Federated Securities Corp., Distributor,
      A subsidiary of Federated Investors, Inc.
      G02308-09 (11/99)
      Cusip 929901577
      Cusip 929901569

39

HOW IS THE FUND ORGANIZED?

The Wachovia Funds (Trust) is an open-end, management investment company established under the laws of the Commonwealth of Massachusetts on November 19, 1991. The Trust offers separate series of shares representing interests in separate portfolios of securities. The Trust changed its name from The Biltmore Funds on July 31, 1997. The Wachovia Executive Fixed Income Fund (Fund) is a professionally managed, diversified series of the Trust. The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Service Shares and Institutional Shares (Shares). This SAI relates to both classes of Shares. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. Following is a table that indicates which types of securities are a:

P = Principal investment of the Fund; or A = Acceptable (but not principal) investment of the Fund.

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Securities                                             Executive
                                Fixed Income Fund
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Asset-Backed Securities                                    A
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Bank Instruments                                           A
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Commercial Paper                                           A
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Convertible Securities                                     A
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Corporate Debt Obligations                                 P
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Demand Master Notes                                        A
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Foreign Securities                                         A
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Futures and Options Transactions                           A
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Futures on Foreign Government Debt Obligations             A

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High Yield Debt Obligations                                P
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Over the Counter (OTC) Options                             A
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Preferred Stocks and Related Securities                    P
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Repurchase Agreements                                      A
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Restricted and Illiquid Securities                         A
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Reverse Repurchase Agreements                              A
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Securities of Other Investment Companies                   P
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Stripped Mortgage-Backed Securities                        A
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Temporary Investments                                      A
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U.S. Government Obligations                                A
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Variable Rate Demand Notes                                 A
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Warrants                                                   A
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When-Issued Transactions                                   A
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Securities Descriptions and Techniques
Fixed Income Securities
Fixed income securities pay interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a debt security must repay the principal amount of the security, normally within a specified time. The issuer of a preferred security, however, may be required to repay the principal amount of the security, but generally is under no obligation to do so. Fixed income securities generally provide more regular income than common equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to common equity securities. A portion of the Fund's portfolio may be allocated to below investment grade securities (including bonds of domestic companies, sovereign debt, and the debt of emerging market countries) once that segment is large enough to make direct investment in those securities economically feasible. Convertible securities and preferred securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade (junk bonds). A security's yield measures the annual income expected to be earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether its price is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, if any, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields, as compared to securities with comparable terms. The following describes the types of fixed income securities in which the Fund may invest.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. The Fund treats mortgage backed securities (described below) by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities. Corporate Debt Securities Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
         Commercial Paper
         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or borrowings from bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

         Demand Instruments
         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs. Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.
         Collateralized Mortgage Obligations (CMOs)
         CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes. CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class. CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

     Asset Backed Securities
     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs. Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. Bank Instruments Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. Credit Enhancement Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment managers may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for or may be required to convert to common equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the common shares rises relative to the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of equity securities at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities typically have lower yields than comparable non-convertible fixed income securities. In addition, at the time a convertible security is issued, the effective conversion typically exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than comparable non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities offer the Fund the opportunity to realize possible appreciation of the underlying equity securities with less risk of losing its initial investment as compared with common stock.

Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks. Derivative Contracts Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to futures contracts make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their transactions. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting transactions. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time and may impose daily price limits on trading. (Such limits may prevent the Fund from closing out a position.) If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts:
     Futures Contracts
     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Contracts for future delivery traded OTC are frequently referred to as forward contracts.

     Options
     Options are rights to buy or sell an underlying asset or futures contract for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right, but not the obligation, to buy the underlying asset or futures contract from the seller (writer) of the option. A put option gives the holder the right, but not the obligation, to sell the underlying asset or futures contract to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.
     The Fund may do one or more of the following:
     Buy call options on securities and futures contracts in anticipation of an increase in the value of the underlying asset or to adjust portfolio volatility to more closely match the objectives of that sector of the fund. Buy put options on securities and futures contracts in anticipation of a decrease in the value of the underlying asset or to adjust portfolio volatility or to adjust portfolio volatility to more closely match the objectives of that sector of the Fund. Write call options on securities and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. Write put options on securities and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts. Buy or write options to close out existing options positions. Hybrid Instruments Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.
Preferred Stocks and Related Securities
Preferred stocks and related securities have the right to receive specified dividends, interest or distributions before the issuer makes payments on its common stock but after its senior securities are paid interest or other distributions. Dividends or interest payments for most preferred securities are fixed, but the income from variable payment preferred stocks such as adjustable rate or auction rate issues may vary over time or be exposed to the risk of value change. Generally, neither the suspension of dividend payments on preferred stocks nor the deferral of interest payments on related fixed income securities enables the holder of the security to invoke bankruptcy of the issuer. Also, for some preferred securities the payment of dividends or interest is non-cumulative. Some preferred securities may also participate in dividends and distributions on the issuer's common stock and may be convertible or exchangeable into common stock. Preferred securities may also permit the issuer to redeem the security. The Fund treats preferred stocks and related securities as fixed income securities.

Special Transactions
     Repurchase Agreements
     A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment managers . The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment managers or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Reverse Repurchase Agreements Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition, reverse repurchase agreements may create a "debt-financed portfolio stock" condition that would reduce the availability of the intercorporate dividends-received deduction (DRD). See "Tax Information." When Issued Transactions When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.
         To Be Announced Securities (TBAs)
         As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.
     Securities Lending
     The Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to market risks and credit risks. In addition, if the security is preferred stock, lending activities may reduce the availability of the DRD. See "Tax Information." Dollar Rolls Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with certain derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. Investment Risks Fixed Income Risks o Prices of fixed income and preferred securities rise and fall in response to yield changes for similar securities. Generally, when yields rise, prices of fixed income and preferred securities fall.

o Yield changes have a greater effect on the price of fixed income or preferred securities with longer durations. Duration measures the price sensitivity of a fixed income or preferred security relative to changes in yields.

Sector Risks
o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Liquidity Risks
o Trading opportunities are more limited for common equity securities that are not widely held and for fixed income or preferred securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Prepayment Risks

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The investment managers attempt to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.
Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.
Leverage Risks
o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
o Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.
Credit Risks
o Credit risk is the possibility that an issuer will fail to pay interest, dividends or principal as promised. If an issuer defaults on its obligations or fails to make payments when promised, the Fund will lose money.
o Many fixed income and preferred securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment managers' credit assessment.
o Fixed income and preferred securities generally compensate for greater credit risk by offering a higher yield. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) incorporates an adjustment to compensate for risk of loss. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Non-investment Grade Securities
Debt securities rated below investment grade, also known as junk bonds, and preferred securities rated below investment grade, entail greater market, credit and liquidity risks than investment grade securities with comparable terms. For example, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. Investment Limitations
         Selling Short and Buying On Margin
         The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin. Issuing Senior Securities and Borrowing Money The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except as permitted by its investment objective and policies.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. Pledging Assets The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis. Investing in Real Estate The Fund will not buy or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. Investing in Commodities The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Fund may engage in transactions involving futures contracts and related options. Underwriting The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations. Diversification of Investments With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer. Also, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. Concentration of Investments The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities. Lending Cash or Securities The Fund will not lend any of its assets except portfolio securities, the market value of which do not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
         Investing in Securities of Other Investment Companies
         The Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless they are permitted to exceed these limitations by action of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. Investing in Illiquid Securities The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid. Writing Covered Call Options The Fund will not write call options on securities, futures contracts or forward contracts unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment or unless the Fund has segregated cash equal to the current market value of the underlying instrument or the exercise price, whichever is applicable. Investing in Warrants The Funds will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Purchasing Securities to Exercise Control The Fund will not purchase securities of a company for purposes of exercising control or management.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items." The Fund did not borrow money in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Determining Market Value of Securities Market values of the Fund's portfolio securities are determined as follows:

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. When prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities, securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type.

Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others. WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in expenses incurred by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUND'S SHARES SOLD?

Under the Distributor's contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

HOW TO BUY SHARES

Exchanging Securities for Shares
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO REDEEM SHARES

Redemption In Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

Voting Rights
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each series of the Trust have equal voting rights, except that in matters affecting only the Fund or a particular class, only Shares of the Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

Federal Income Tax - Distribution and Redemptions
The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

The Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). As long as the Fund distributes each year all of its net investment income and all of its net realized capital gains, the Fund is treated as a tax-free, pass-through entity. The Fund's shareholders are taxable on those distributions. If the foregoing requirements are not met, the Fund will not receive special tax treatment and will pay federal income tax. "Ordinary dividends" are taxed to shareholders as ordinary income. They include dividends earned on Fund assets, plus net short-term capital gains realized on the Fund's sale of securities.

From the viewpoint of a Fund shareholder, there are three possible types of Fund income: o ordinary dividends, o capital gains dividends, and o undistributed capital gains In addition, a Fund shareholder may experience unrealized price appreciation or depreciation.
Each year, the Fund will provide each shareholder with a statement (Form 1099-DIV) that breaks down the total income into each of these categories. "Ordinary dividends" are taxed to shareholders as ordinary income. They include dividends earned on Fund assets, plus net short-term capital gains realized on the Fund's sale of securities. Generally, ordinary dividends received by a Fund shareholder that is taxed under Subchapter C of the Code (a taxable corporation) qualify for the 70% DRD to the extent the Fund designates the amount distributed as qualifying for the DRD (a DRD dividend). The Fund may designate as DRD dividends only the dividends it receives from domestic corporations. Certain restrictions, however, can reduce DRD dividends. For example, o If the aggregate dividends received by the Fund from domestic corporations is less than 75% of its gross income (computed without regard to realized capital gains), then the Fund's expenses must be apportioned ratably and the Fund can designate as DRD dividends only the amount of dividends received less a ratable portion of its expenses.
o If the Fund does not meet certain holding period requirements with respect to the underlying stock, the Fund cannot designate dividends received on that stock as a DRD dividend.
o If the Fund is obligated to make a payment in lieu of a dividend on a security sold short or corresponding payment with respect to a position in substantially similar or related property, the Fund cannot designate the dividend received as a qualifying DRD dividend.
o If the Fund receives a dividend on "debt-financed portfolio stock," as defined by the Code, the amount of the DRD may be reduced.
As noted above, ordinary dividends paid by the Fund from sources other than the dividends it receives from domestic corporations will not qualify for the DRD. Thus, any interest income, net short-term capital gain, and dividends received from foreign corporations included in the Fund's taxable income and distributed by it as an ordinary dividend will not qualify for the DRD.

You should also note that availability of the DRD is subject to certain restrictions. For example, the deduction is eliminated unless you have held (or are deemed to have held) your Shares for at least 46 days in a substantially unhedged manner. The DRD may also be reduced to the extent interest paid or accrued by you is directly attributable to your investment in Fund shares. If your investment in the Fund is "debt financed" for these tax purposes, you should consult with your tax advisor concerning the availability of the DRD. "Capital gain dividends" are distributions of the Fund's net capital gain (the excess of net realized long-term capital gains over net realized short-term capital losses). Currently, capital gain dividends received by a taxable corporation are taxed at ordinary income tax rates. Pursuant to the Code, certain distributions that are declared in October, November or December but that, for operational reasons, may not be paid to Fund shareholders until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Certain futures and foreign currency contracts in which the Fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to the Fund. The Fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the Fund in accordance with the regulations under the Code, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed. Redemptions of Fund shares are taxable events on which you may realize a gain or a loss. The Fund will inform you of the source of your dividends at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status thereof for federal income tax purposes. If you are not a U.S. person for purposes of federal income taxation, you should consult with your financial or tax advisors regarding the applicability of U.S. withholding or other taxes on dividends received from the Fund and the application of foreign tax laws to these dividends. You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your Shares and to dividends and redemption proceeds received from the Fund. Foreign Investments If the Fund purchases foreign securities, its investment income and gains from these securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Fund may invest in the stock of certain foreign corporations that constitute passive foreign investment companies (PFICs). If so, it and may be subject to Federal income tax upon disposition of PFIC investments.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

Board of Trustees
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for the Trust's most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Municipal Funds, another investment company. The Wachovia Funds are comprised of fifteen Funds and The Wachovia Municipal Funds are comprised of four funds, together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.




---------------------------------- ----------------------------------------------------------------------    -------------------
              Name                                     Occupations for past 5 Years                              Aggregate
            Birthdate                                                                                        Compensation from
             Address                                                                                            Fund Complex
       Position with Trust
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
James A. Hanley                    Retired;  Vice President and Treasurer,  Abbott Laboratories  (health     $26,400
August 13, 1931                    care products) (until 1992).
4272 Sanctuary Way
Bonita Springs, FL
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Samuel E. Hudgins                  Hudgins Consulting, LLC (independent consultant); President,              $26,400
March 4, 1929                      Percival Hudgins & Company, LLC (investment bankers/financial
715 Whitemere Court, N.W.          consultants) (until September 1997); Director, Atlantic American
Atlanta, GA                        Corporation (insurance holding company).
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
J. Berkely Ingram, Jr.             Real estate investor and partner; formerly, Vice Chairman,                $24,000
April 17, 1924                     Massachusetts Mutual Life Insurance Company.
114-L Reynolda Village
Winston-Salem, NC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------




---------------------------------- ----------------------------------------------------------------------    -------------------
D. Dean Kaylor                     Retired; Executive Vice President and Chief Financial Officer, NBD        $24,000
June 29, 1930                      Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company)
2835 Greenbriar                    (until 1990).
Harbor Springs, MI
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Alvin J. Schexnider, Ph.D.         Chancellor, Winston-Salem State University.                               $12,000
May 26, 1945
5005 Marble Arch Road
Winston-Salem, NC 27104
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Charles S. Way, Jr.*               President, Chairman and CEO, The Beach Company and its various            $24,000
December 18, 1937                  affiliated companies and partnerships.
211 King Street
Suite 300
Charleston, SC
Trustee
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
John W. McGonigle                  President and Chief Executive Officer, Federated Investors                $0
October 26, 1938                   Management Company; Executive Vice President, Secretary, General
Federated Investors Tower          Counsel, and Trustee, Federated Investors; Trustee, Federated
Pittsburgh, PA                     Services Company; and Director, Federated Securities Corp.
President and Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------






---------------------------------- ----------------------------------------------------------------------    -------------------
Charles L. Davis, Jr.              Vice President, Federated Services Company.                               $0
March 23, 1960
Federated Investors Tower
Pittsburgh, PA
Vice   President   and  Assistant
Treasurer
---------------------------------- ----------------------------------------------------------------------    -------------------
---------------------------------- ----------------------------------------------------------------------    -------------------
Peter J. Germain                   Senior Vice  President and Director of  Proprietary  Funds  Services,     $0
September 3, 1959                  Federated  Services  Company;  formerly,  Senior  Corporate  Counsel,
Federated Investors Tower          Federated Services Company.
Pittsburgh, PA
Secretary
---------------------------------- ----------------------------------------------------------------------    -------------------

Investment Managers

The investment adviser is a business unit of Wachovia Bank, N.A., a wholly-owned subsidiary of Wachovia Corporation. Flaherty & Crumrine Incorporated is wholly-owned by three of its registered principals.

The investment managers shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

The Fund intends to seek an exemptive order from the SEC to permit the investment adviser, subject to certain conditions, to enter into new sub-advisory agreements, terminate existing sub-advisory agreements and amend the terms of any sub-advisory agreement, subject to Board approval, but without shareholder approval. The order would also permit the Fund to disclose the aggregate advisory fee paid by the investment adviser to unaffiliated sub-advisers.

The Adviser will monitor the diversification and concentration of the Fund by reviewing daily reports provided by the Fund's portfolio recordkeeper which aggregate the investments of all of the sub-advisers. The Adviser will take appropriate action, which may include directing sub-advisers to reduce their positions in a specific security, if it feels that the Fund is in danger of violating diversification requirements.

Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment managers look for prompt execution of the order at a favorable price. The investment managers will generally use firms that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment managers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the investment managers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment managers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment managers in advising other accounts. To the extent that receipt of these services may replace services for which the investment managers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The investment managers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. However, it is possible for the Fund to pay a higher commission than another broker might have charged for the same transaction in recognition of services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment managers. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment managers to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

Administrator
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Fund as specified below:

                   Maximum                Average Aggregate Daily Net
               Administrative Fee             Assets of the Fund
                  .10 of 1%                   on the first $3.5 billion
                  .06 of 1%               on assets in excess of $3.5 billion

Custodian
Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Fund. Under the Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses.

Transfer Agent And Dividend Disbursing Agent
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

Independent Public Accountants
Ernst & Young LLP are the independent auditors for the Fund.

Shareholder Services
The Fund's Institutional Service Shares may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Total Return
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of dividends and capital gain distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and capital gain distributions.

When Shares of the Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

Yield
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

Performance Comparisons
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute. The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gain distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, the Fund may quote its Lipper ranking in advertising and sales literature.

     Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae; Government National Mortgage Association and Student Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa. Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged total return index comprised of all the bonds included in the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Lehman Brothers Corporate Bond Index is an unmanaged total return index comprised of all the bonds included in the Lehman Brothers Corporate Bond Index. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

INVESTMENT RATINGS

Standard & Poor's Corporate Bond Ratings
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions. C -- The rating "C" is reserved for income bonds on which no interest is being paid. D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications. Moody's Investors Service Corporate Bond Ratings Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing. NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Standard & Poor's Commercial Paper Ratings A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. B--Issues rated "B" are regarded as having only speculative capacity for timely payment. C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment. D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. Moody's Investors Service Commercial Paper Ratings Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1" repayment capacity will normally be evidenced by many of the following characteristics: o Leading market positions in well-established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Moody's Investors Service Short-Term Debt Ratings Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o Leading market positions in well established industries; o High rates of return on funds employed; o Conservative capitalization structure with moderate reliance on debt and ample asset protection; o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and o Well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories. Moody's Investors Service Short Term Loan Ratings MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



ADDRESSES

The Wachovia Executive Fixed Income Fund
Institutional Service Shares and                          101 Greystone Boulevard
Institutional Shares                                      SC-9215
                                                          Columbia, SC 29226

Distributor
Federated Securities Corp.                                Federated Investors Tower
                                                          1001 Liberty Avenue,
                                                          Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
Wachovia Asset Management                                 100 North Main Street
                                                          Winston-Salem, NC 27101

Custodian
Wachovia Bank, N.A.                                       100 North Main Street
                                                          Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company                    Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Independent Auditors
Ernst & Young LLP                                         200 Clarendon Street
                                                          Boston, MA 02116